File No. 333-108381
As filed on October 29, 2003

                                          U.S. SECURITIES AND EXCHANGE COMMISSION

                                                   Washington, DC 20549

                                                         FORM N-14
                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                               Pre-Effective Amendment No. 1
                                             Post-Effective Amendment No. |_|
                                             (Check appropriate box or boxes)

                                           American Skandia Advisor Funds, Inc.

                                    (Exact Name of Registrant as Specified in Charter)

                                                      (203) 926-1888
                                             (Area Code and Telephone Number)

                                                    One Corporate Drive
                                                     Shelton, CT 06484
                                          Address of Principal Executive Offices:
                                          (Number, Street, City, State, Zip Code)

                                                 Edward P. Macdonald, Esq.
                                 Assistant Secretary, American Skandia Advisor Funds, Inc.
                                                    One Corporate Drive
                                                     Shelton, CT 06484
                                          Name and Address of Agent for Service:
                                       (Number and Street) (City) (State) (Zip Code)

                                                        Copies to:

                                                 Robert K. Fulton, Esquire
                                           Stradley, Ronon, Stevens  & Young, LLP
                                                 2600 One Commerce Square
                                                Philadelphia, PA 19103-7098

                                 Approximate Date of Proposed Public Offering: As soon as
                              practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the
Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of common stock of the ASAF Marsico Capital Growth Fund of
American Skandia Advisor Funds.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment
Company Act of 1940, as amended.

                                        AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                          ASAF ALGER ALL-CAP GROWTH FUND
                                                      And the
                                             ASAF ALLIANCE GROWTH FUND
                                                One Corporate Drive
                                                   P.O. Box 883
                                            Shelton, Connecticut 06484

                                             IMPORTANT PROXY MATERIALS
                                                  PLEASE VOTE NOW

Dear Shareholder:                                                                                        October 10, 2003

I am writing to ask you to vote on an important  proposal  whereby the assets of the ASAF Alger All-Cap Growth Fund
(the "All-Cap  Growth Fund") and the ASAF  Alliance  Growth Fund (the "Growth  Fund") would be acquired by the ASAF
Marsico  Capital  Growth Fund (the "Marsico  Growth Fund" and together with the All-Cap  Growth Fund and the Growth
Fund,  the  "Funds").  The  proposed  acquisition  is  referred  to as a  merger.  The  Funds  are each a series of
American Skandia Advisor Funds,  Inc.  ("ASAF").  A shareholder  meeting for the All-Cap Growth Fund and the Growth
Fund are scheduled for November 21, 2003.  Only  shareholders  of the All-Cap Growth Fund and Growth Fund will vote on the acquisition of the All-Cap Growth Fund's and Growth Fund's assets by the Marsico Growth Fund.

This package  contains  information  about the proposal and includes  materials you will need to vote. The Board of
Directors of ASAF has reviewed the proposal and  recommended  that it be presented to  shareholders  of the All-Cap
Growth  Fund and the  Growth  Fund for  their  consideration.  Although  the  Directors  have  determined  that the proposal is in the best interests of shareholders, the final decision is up to you.

If  approved,  the proposed  merger would give you the  opportunity  to  participate  in a larger fund with similar investment  policies.  In  addition,  shareholders  are  expected to realize a reduction  in both the net and gross annual  operating  expenses paid on their  investment in the combined fund. The  accompanying  proxy  statement and prospectus  includes a detailed  description  of the  proposal.  Please read the enclosed  materials  carefully and cast your  vote.  Remember,  your vote is  extremely  important,  no matter how large or small  your  holdings.  By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

o By Mail.  Please  complete,  date and sign your  proxy  card  before  mailing  it in the  enclosed  postage  paid envelope. Votes must be received prior to November 21, 2003.

o By  Internet.  Have your proxy card  available.  Go to the web site  indicated  on your  proxy  card.  Enter your
12-digit  control  number  from your proxy  card.  Follow  the  instructions  found on the web site.  Votes must be entered prior to 4 p.m. on November 20, 2003.

o By  Telephone.  Have your  proxy  card  available.  Call the  toll-free  number on your  proxy  card.  Enter your
12-digit  control  number from your proxy card.  Follow the  instructions  given.  Votes must be entered prior to 4
p.m. on November 20, 2003.

If you have any questions  before you vote,  please call us at  1-800-SKANDIA.  We are glad to help you  understand the proposal and assist you in voting. Thank you for your participation.

/s/Judy Rice
Judy Rice

President

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                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                          ASAF ALGER ALL-CAP GROWTH FUND
                                                      And the
                                             ASAF ALLIANCE GROWTH FUND
                                                One Corporate Drive
                                                   P.O. Box 883
                                            Shelton, Connecticut 06484

                                     NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special Meeting of  Shareholders  (the Meeting) of the ASAF Alger All-Cap Growth Fund
(the "All-Cap  Growth Fund") and the ASAF  Alliance  Growth Fund (the "Growth  Fund," and together with the All-Cap
Growth Fund,  the "Funds") will be held at 100 Mulberry  Street,  Gateway  Center Three,  14th Floor,  Newark,  New
Jersey 07102, on November 21, 2003, at 11:00 a.m. Eastern Standard Time, for the following purposes:

1. For  shareholders  of the Funds,  to approve or disapprove a Plan of  Reorganization  under which the Funds will transfer all of their assets to, and all of their  liabilities  will be assumed by, the ASAF Marsico Capital Growth
Fund (the "Marsico Growth Fund").  In connection with this proposed  transfer,  each whole and fractional  share of each class of the Funds shall be  exchanged  for whole and  fractional  shares of equal net asset value of the same class of the Growth Fund and outstanding shares of the Funds will be cancelled.

2. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

The Board of Directors of American  Skandia  Advisor  Funds,  Inc., on behalf of the Funds,  has fixed the close of business on  September  19, 2003 as the record date for the  determination  of the  shareholders  of the Funds,  as applicable, entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

/s/Edward Macdonald
Edward P. Macdonald

Assistant Secretary

Dated: October 10, 2003

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                                            prospectus/proxy statement
                                                 TABLE OF CONTENTS

                                                                                                                         Page

COVER PAGE                                                                                                              Cover

                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                One Corporate Drive
                                                   P.O. Box 883
                                            Shelton, Connecticut 06484

                                            PROSPECTUS/PROXY STATEMENT
                                              Dated October 10, 2003

                                         Acquisition of the Assets of the

                         ASAF Alger All-Cap Growth Fund and the ASAF Alliance Growth Fund

                       By and in exchange for shares of the ASAF Marsico Capital Growth Fund

         This  Prospectus/Proxy  Statement is furnished in  connection  with a Special  Meeting (the  "Meeting") of shareholders  the ASAF Alger  All-Cap  Growth  Fund (the "Alger  Growth  Fund") and the ASAF  Alliance  Growth Fund
("Alliance  Growth Fund") (each,  an "Acquired  Fund" and  collectively,  the "Acquired  Funds"),  each a series of
American  Skandia  Advisor Funds,  Inc. (the  "Company"),  called by the Company to approve or disapprove a Plan of
Reorganization  (the "Plan").  If  shareholders  of the Acquired  Funds vote to approve the Plan,  you will receive shares of the ASAF Marsico  Capital Growth Fund (the "Marsico  Growth Fund" and,  together with the Acquired Funds, the  "Funds")  of the  Company  equal in value to your  investment  in shares of the Alger  Growth  Fund and/or the
Alliance  Growth Fund,  as the case may be, as provided in the Plan and  described  at greater  length  below.  The
Acquired Funds will then be liquidated and dissolved.

         The Meeting will be held at 100 Mulberry  Street,  Gateway Center Three,  14th Floor,  Newark,  New Jersey
07102 on  November  21,  2003 at 11:00  a.m.  Eastern  standard  time.  The Board of  Directors  of the  Company is soliciting  these proxies on behalf of the Acquired Funds.  This  Prospectus/Proxy  Statement will first be sent to shareholders on or about October 20, 2003.

         The  investment  objective of the Marsico  Growth Fund is to seek  capital  growth,  while the  investment objective of the Alger Growth Fund and the Alliance  Growth Fund is to seek  long-term  capital  growth.  Each Fund invests primarily in equity securities.

         This  Prospectus/Proxy  Statement gives the information about the proposed  reorganization and issuance of shares of the  Marsico  Growth  Fund that you  should  know  before  investing.  You  should  retain it for  future reference.  Additional  information  about the Marsico Growth Fund and the proposed  reorganization  has been filed with the Securities and Exchange Commission ("SEC") and can be found in the following documents:

|_|      The  Prospectus  for the  Funds  dated  March  1,  2003 is  attached  with and  considered  a part of this
     Prospectus/Proxy Statement.

|_|      A Statement of Additional  Information ("SAI") relating to this Prospectus/Proxy  Statement dated March 1,
     2003 has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI  relating to this  Prospectus/Proxy  Statement  or other  documents related to the Company without charge by calling 1-800-752-6342 or by writing to the Company at the above address.

         The  SEC  has  not  approved  or  disapproved  these  securities  or  passed  upon  the  adequacy  of this
Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or  obligations  of, or guaranteed  or endorsed by, any bank,  and are not insured by the Federal Deposit Insurance  Corporation or any other U.S.  government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

         This is only a summary of certain information  contained in this  Prospectus/Proxy  Statement.  You should read the more complete  information in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Funds (attached as Exhibit B).

The Proposal

         You are being  asked to  consider  and  approve  a Plan of  Reorganization  that  will have the  effect of combining  each of the  Acquired  Funds and the Marsico  Growth Fund into a single  Fund.  If  shareholders  of the
Alger  Growth  Fund vote to  approve  the Plan,  the assets of the Alger  Growth  Fund will be  transferred  to the
Marsico  Growth Fund in exchange for a then equal value of shares of the Marsico  Growth Fund. If  shareholders  of the Alliance  Growth Fund vote to approve the Plan,  the assets of the Alliance  Growth Fund will be transferred to the Marsico  Growth Fund in exchange for a then equal value of shares of the Marsico Growth Fund.  Shareholders  of each Acquired Fund will have their shares of the Acquired  Fund  exchanged for Marsico  Growth Fund shares of equal dollar  value based upon the values of the shares at the time the Acquired  Fund's  assets are  transferred  to the
Marsico Growth Fund.  After the transfer of assets and exchange of shares have been  completed,  the Acquired Funds will be liquidated and dissolved.  The proposed  reorganization is referred to in this  Prospectus/Proxy  Statement as the "Transaction."1  As a result of the  Transaction,  you will cease to be a  shareholder  of an Acquired  Fund and will become a shareholder of the Marsico Growth Fund.

         For the reasons set forth in the  "Reasons  for the  Transaction"  section,  the Board of Directors of the
Company has determined  that the  Transaction is in the best  interests of the  shareholders  of the Acquired Funds and the Marsico Growth Fund, and also concluded that no dilution in value would result to the  shareholders  of any of the Funds as a result of the Transaction.

The Board of Directors of the Company,  on behalf of the Acquired  Funds and the Marsico  Growth Fund, has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of an  Acquired  Fund at the close of  business  on  September  19, 2003 (the
"Record Date") will be entitled to vote at the Meeting,  and will be entitled to one vote for each full share and a fractional  vote for each  fractional  share that they hold of an Acquired Fund. To approve the Transaction for the reorganization  of the Alger Growth Fund, the affirmative  vote of the holders of a majority of the total number of shares of capital  stock of the Alger Growth Fund  outstanding  and entitled to vote thereon must be voted in favor of the Plan. To approve the Transaction for the  reorganization  of the Alliance Growth Fund, the affirmative  vote of the  holders  of a  majority  of the total  number  of  shares of  capital  stock of the  Alliance  Growth  Fund outstanding and entitled to vote thereon must be voted in favor of the Plan.

         Please  vote  your  shares  as  soon as you  receive  this  Prospectus/Proxy  Statement.  You may  vote by completing  and signing the enclosed  ballot (the "proxy  card") or over the  Internet or by phone.  If you vote by any of these methods, your votes will be officially cast at the Meeting by persons appointed as proxies.

         You can revoke or change  your  voting  instructions  at any time until the vote is taken at the  Meeting.
For  more  details  about  shareholder  voting,  see the  "Voting  Information"  section  of this  Prospectus/Proxy
Statement.

--------
1 Please note there is a separate Plan for each Acquired Fund, the terms of which are  substantially  similar.  For clarity of presentation,  this combined  Prospectus/Proxy  Statement refers to each separate  reorganization  of an
Acquired Fund into the Marsico Growth Fund as the "Transaction."

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objective and strategies of the Funds

         This section  describes the investment  policies of the Acquired Funds and the Marsico Growth Fund and the
differences  between them. For a complete  description  of the investment  policies and risks of the Marsico Growth
Fund, you should read the Prospectus for the Funds that is enclosed with this Prospectus/Proxy Statement.

         The investment  objectives of the Funds are  comparable.  The  investment  objective of each Acquired Fund is to seek  long-term  capital  growth and the  investment  objective of the Marsico Growth Fund is to seek capital growth.  The  investment  objective  for the Marsico  Growth Fund is a  fundamental  policy and can only be changed with prior  shareholder  approval,  while the  investment  objectives  for the Acquired  Funds are  non-fundamental policies and can be changed without shareholder approval.

         The Acquired Funds and the Marsico Growth Fund invest  primarily in equity  securities.  Each Fund pursues its  investment  objective  through  various  investment  strategies  that are employed by a Fund's  sub-advisor  (
"Sub-advisor").

         The Alger Growth Fund  invests  primarily in equity  securities,  such as common or preferred  stocks that are listed on U.S.  exchanges  or in the  over-the-counter  market.  In  addition,  the Alger  Growth Fund  invests primarily in growth  stocks.  The Alger Growth Fund may invest in the equity  securities of companies of all sizes, and may emphasize  either larger or smaller  companies at a given time,  based on the  Sub-advisor's  assessment of particular  companies and market  conditions.  The Sub-advisor  seeks to identify equity  securities issued by high unit volume growth companies and positive life cycle change  companies as potential  investment  opportunities  for
Alger Growth Fund.  High unit volume growth  companies are vital  creative  companies  that offer goods or services to a rapidly  expanding  marketplace.  They include both  established and emerging firms,  offering new or improved products,  or firms simply  fulfilling  an  increased  demand for an existing  product  line.  Positive  Life Cycle
Change  Companies  are  companies  experiencing  a major change that is expected to produce  advantageous  results.
These changes may be as varied as new management, products or technologies,  restructurings or reorganizations,  or mergers and acquisitions.

         The  Alliance  Growth  Fund  invests  predominately  in equity  securities  of a limited  number of large, carefully  selected,  high-quality  U.S.  companies that, in the opinion of the Sub-advisor,  are likely to achieve superior  earnings  growth.  The  Sub-advisor's  investment  strategy for the Alliance Growth Fund emphasizes stock selection.  Normally,  about 40-60  companies  will be  represented  in the Alliance  Growth Fund,  with the top 25 companies that are most highly regarded by the Sub-advisor usually  constituting  approximately 70% of the Alliance
Growth Fund's net assets.  The Alliance  Growth Fund is somewhat  atypical from many equity mutual funds because it focuses on a relatively  small number of companies.  The Sub-advisor  relies heavily upon the fundamental  analysis and research of its internal  research staff,  which generally follows a primary research universe of more than 500 companies  that have  strong  management,  superior  industry  positions,  excellent  balance  sheets and  superior earnings growth prospects.

         In managing the Alliance  Growth Fund,  the  Sub-advisor  seeks to utilize market  volatility  judiciously
(assuming  no  change  in  company   fundamentals),   striving  to  capitalize  on  apparently   unwarranted  price
fluctuations,  both by purchasing or increasing  positions on weakness and selling or reducing overpriced holdings.
An emphasis is placed on identifying  companies whose substantially  above average  prospective  earnings growth is not fully reflected in current market  valuations.  The Sub-advisor  expects the average market  capitalization  of companies  represented in the Alliance Growth Fund's  portfolio  normally to be in the range, or in excess,  of the average market capitalization of companies included in the S&P 500 Index.

         The Marsico Growth Fund invests  primarily in common  stocks.  The  Sub-advisor  expects that the majority of the Fund's  assets will be invested in the common stocks of larger,  more  established  companies.  In selecting investments  for the Marsico  Growth Fund,  the  Sub-advisor  uses an approach that  combines  "top down"  economic analysis with "bottom up" stock selection.  The "top down" approach takes into  consideration  such  macro-economic factors as interest  rates,  inflation,  the  regulatory  environment,  and the global  competitive  landscape.  In addition,  the Sub-advisor examines such factors as the most attractive global investment  opportunities,  industry consolidation,  and  the  sustainability  of  economic  trends.  As a  result  of this  "top  down"  analysis,  the
Sub-advisor  identifies  sectors,  industries and companies that should benefit from the trends the Sub-advisor has observed.

         The  Sub-advisor  then employs a "bottom up" stock  selection  analysis  looking for individual  companies with  earnings  growth  potential  that may not be  recognized  by the market at large.  In  determining  whether a particular  company is  appropriate  for  investment by the Marsico Fund,  the  Sub-advisor  focuses on a number of different  attributes,  including the company's  specific market expertise or dominance,  its franchise  durability and pricing power, solid fundamentals  (e.g., a strong balance sheet,  improving returns on equity, and the ability to generate free cash flow),  strong  management,  and  reasonable  valuations  in the context of projected  growth rates.

         The Alger  Growth Fund thus pursues its  objective  by investing in companies of various  capitalizations, while the Marsico Growth Fund generally  focuses on larger,  more established  companies.  The Alliance Growth Fund also focuses on larger capitalization companies, but may invest in fewer companies than the Marsico Growth Fund.

Other non-fundamental investment policies of the Funds

         As noted above,  each Fund invests  primarily in equity  securities.  Under  certain  circumstances,  each
Fund  may  invest a  portion  of its  assets  in  other  types of  investments  or  employ  alternative  investment strategies.  In  general,  each  Fund may  invest  in  convertible  securities,  foreign  securities,  options  and futures.  As  described  more  fully  below,  each Fund may have  limitations  on the extent to which it may pursue these types of  investments.  In  general,  the  Alliance  Growth  Fund is the most  restrictive  in its ability to pursue these types of  investments,  while the Marsico Growth Fund has the most  flexibility to pursue  alternative investments.

         The Alger Growth Fund may invest in securities  convertible  into or exchangeable  for equity  securities, including  warrants  and rights.  In  addition,  the Alger  Growth Fund may invest up to 20% of its total assets in foreign  securities.  American Depositary  Receipts("ADRs") or other U.S. dollar denominated  securities of foreign issuers are not subject to the 20%  limitation.  The Alger  Growth Fund may also  purchase put and call options and write  (sell) put and covered  call  options on  securities  and  securities  indices to increase  gain or to hedge against the risk of unfavorable  price  movements;  however,  the Sub-advisor  does not currently intend to rely on these option strategies extensively, if at all.

         In addition,  the Alger Growth Fund may purchase  and sell stock index  futures  contracts  and options on stock index  futures  contracts  and may sell  securities  "short  against  the box." A short sale  against the box involves  selling a security that a Fund owns, or has the right to obtain without  additional cost, for delivery at a  specified  date in the future.  The Alger  Growth  Fund may make a short sale  against the box to hedge  against anticipated  declines in the market price of a portfolio  security.  If,  however,  the value of the security  sold short increases, the Alger Growth Fund will lose the opportunity to participate in the gain.

         The Alliance  Growth Fund may invest up to 20% of its net assets in  convertible  securities  and up to 5%
of its net  assets in rights and  warrants.  With  respect to foreign  securities,  the  Alliance  Growth  Fund may invest up to 15% of its total assets in foreign  securities;  however,  ADRs are not considered  foreign securities for purposes of the 15% limitation  and may be purchased by the Alliance  Growth Fund without such  limitation.  In addition,  the Alliance  Growth Fund may purchase and sell  exchange-traded  index  options and stock index futures contracts,  and write covered  exchange-traded  call options on its  securities up to 15% of its total assets.  The
Alliance  Growth Fund may  purchase  exchange-traded  call and put options on common  stocks up to 10% of its total assets.

         The Marsico Growth Fund may invest in preferred  stocks and  convertible  securities  (including  warrants and debt  securities)  when the Fund  perceives  an  opportunity  for  capital  growth  from  such  securities.  In addition,  the Marsico  Growth Fund may invest up to 10% of its total assets in  non-convertible  debt  securities, which may include  corporate bonds and debentures and government  securities.  With respect to foreign  securities, the Marsico  Growth Fund may purchase  foreign  equity and debt  securities,  including  depositary  receipts.  The
Marsico Growth Fund may use a variety of currency hedging  techniques,  including  forward currency  contracts,  to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         The Marsico Growth Fund may also invest,  without limitation,  in index/structured  securities,  which are debt  securities  whose  value at  maturity  or  interest  rate is linked to  currencies,  interest  rates,  equity securities,  indices,  commodity  prices or other  financial  indicators.  Such  securities  may be  positively  or negatively indexed (i.e.,  their value may increase or decrease if the reference index or instrument  appreciates).
Index/structured  securities  may have  return  characteristics  similar to direct  investments  in the  underlying instruments,  but may be more  volatile  than the  underlying  instruments.  The Fund bears the  market  risk of an investment  in the  underlying  instruments,  as well as the  credit  risk of the  issuer  of the  index/structured security.

         The Marsico  Growth Fund may purchase and write  (sell)  options on  securities,  financial  indices,  and foreign currencies,  and may invest in futures contracts on securities,  financial indices, and foreign currencies, options on futures  contracts,  forward  contracts and swaps and swap-related  products.  These instruments will be used primarily to hedge the Marsico  Growth Fund's  positions  against  potential  adverse  movements in securities prices,  foreign  currency  markets or interest rates.  To a limited  extent,  the Marsico Growth Fund may also use derivative  instruments  for  non-hedging  purposes  such as increasing  the Fund's  income or otherwise  enhancing return.

         Although the Funds do not expect to do so ordinarily,  during periods of adverse market  conditions,  each
Fund may invest all or substantially all of its assets  temporarily in a defensive  manner.  When investing in this manner,  the Funds  may  invest  in  high-grade,  short-term,  fixed-income  securities  (which  may  include  U.S.
Government  securities) or hold its assets in cash.  While a Fund is in a defensive  position,  the  opportunity to achieve its investment objective will be limited.

Fundamental investment restrictions of the Funds

         As noted above, a Fund may not change a fundamental  investment  restriction without the prior approval of its shareholders.  A non-fundamental  investment  policy,  however,  may be changed without  shareholder  approval.
The  investment  objective  of the Marsico  Growth Fund is  fundamental,  while the  investment  objective  of each
Acquired  Fund is  non-fundamental.  With  the  exception  of the  Marsico  Growth  Fund's  fundamental  investment objective,  each Fund has  adopted  fundamental  investment  restrictions  that are  identical  to each other Fund.
These fundamental  restrictions limit a Fund's ability to: (i) issue senior  securities;  (ii) borrow money (except for  non-leveraging,  temporary or emergency  purposes);  (iii) underwrite  securities;  (iv) purchase or sell real estate;  (v)  purchase  or sell  physical  commodities;  (vi) make loans  (except for  certain  securities  lending transactions);  and (vii)  concentrate its investments by investing more than 25% of the value of the Fund's assets in securities of issuers having their principal business activities in the same industry.

         In  addition,  each of the Funds have  adopted a  fundamental  investment  restriction  to  diversify  its investments.  Accordingly,  the  Acquired  Funds and the Marsico  Growth Fund are  considered  "diversified  funds"
under the Investment  Company Act of 1940 (the "Investment  Company Act").  This means that, with respect to 75% of the value of each Fund's total assets, each Fund invests in cash, cash items,  obligations of the U.S.  Government, its agencies or  instrumentalities,  securities of other  investment  companies and "other  securities." The "other securities"  are subject to the  requirement  that not more than 5% of total assets of the Fund will be invested in the  securities  of a single  issuer  and  that  the Fund  will  not  hold  more  than 10% of any  single  issuer's outstanding  voting  securities.  Accordingly,  a Fund may not  purchase  the  securities  of any  issuer  if, as a result,  the Fund would fail to be a diversified  company within the meaning of the Investment  Company Act and the rules and regulations promulgated thereunder.

Risks of investing in the Funds

         Like all  investments,  an investment in the Funds  involves  risk.  There is no assurance that any of the
Funds will meet its investment  objective.  As with any mutual fund investing  primarily in equity securities,  the value of the  securities  held by a Fund may  decline.  Stocks can  decline  for many  reasons,  including  reasons related to the  particular  company,  the  industry of which it is a part,  or the  securities  markets  generally.
These declines may be  substantial.  In addition,  there are certain risks that are associated  with the particular investment strategies employed by each Fund.

         The Alger Growth Fund may invest in equity securities  without regard to  capitalization,  and may include large and small  companies at the same time.  The growth  stocks in which the Alger  Growth Fund invests  primarily tend to  fluctuate  in price  more  than  other  types of  stocks.  Prices of  growth  stocks  tend to be higher in relation to their companies'  earnings,  and may be more sensitive to market,  political and economic  developments than  other  stocks.  The Alger  Growth  Fund's  level of risk will vary based  upon the size of the  companies  it invests in at a given  time.  To the extent that the Alger  Growth Fund  emphasizes  small-cap  stocks,  it will be subject to a level of risk that is higher than a fund investing  primarily in more  conservative  large-cap stocks.
Accordingly,  the Alger  Growth Fund may have a greater  exposure to risks  associated  with  smaller  companies as compared to the Marsico Growth Fund, which expects to invest primarily in lager, more-established companies.

         The Alliance  Growth Fund invests its assets  during market  declines by gradually  reducing the number of companies  represented  in its  portfolio.  As such,  the Alliance  Growth Fund becomes  somewhat  more  aggressive during a declining  market.  Conversely,  in rising markets,  while reducing or eliminating fully valued positions, the  Alliance  Growth Fund  becomes  somewhat  more  conservative,  gradually  increasing  the number of  companies represented  in its portfolio.  Because the Fund invests in a smaller  number of securities  than many other funds, changes in the value of a single security may have a more significant effect,  either negative or positive,  on the
Fund's  share price.  However,  the Fund's focus on large,  more-established  companies  may mean that its level of risk is lower than a fund investing primarily in smaller companies.

         The Marsico Growth Fund is the least restricted in terms of its permitted  investment  strategies.  To the extent that the Marsico Growth Fund pursues certain  strategies,  such as foreign  investments or derivatives,  the
Marsico  Growth  Fund  may  incur  greater  risk  associated  with  such  an  investment  than a Fund  that is more restricted.  For example,  options and futures  contracts can be highly  volatile and their use can reduce a Fund's performance.  However,  the Sub-advisor does not anticipate  pursuing these investment  strategies to a significant extent,  if at all. In addition,  the Marsico  Growth Fund may invest in the  securities  of a  particular  company that is anticipating  an increase in value due to a specific  development,  such as a  technological  breakthrough, management  change or a new product.  These types of investment  carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention of other investors.

         For more information  about the risks  associated with the Funds'  investment  strategies,  see the Funds'
Prospectus,  and for a more detailed discussion of the Funds'  investments,  see the Funds' Statement of Additional
Information, both of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

         Each Fund is treated as a separate  entity for federal  income tax  purposes.  Each Fund has qualified and elected or intends to qualify and elect to be treated as a "regulated  investment  company"  under  Subchapter M of the Internal  Revenue Code of 1986, as amended (the  "Code"),  and intends to continue to so qualify in the future.
As a regulated  investment  company,  a Fund must, among other things,  (a) derive at least 90% of its gross income from  dividends,  interest,  payments with respect to loans of stock and  securities,  gains from the sale or other disposition  of stock,  securities or foreign  currency and other income  (including  but not limited to gains from options,  futures,  and  forward  contracts)  derived  with  respect to its  business of  investing  in such stock, securities or foreign  currency;  and (b) diversify its holdings so that, at the end of each quarter of its taxable year,  (i) at least  50% of the  value of the  Fund's  total  assets  is  represented  by cash,  cash  items,  U.S.
Government  securities,  securities of other regulated  investment  companies,  and other  securities  limited,  in respect  of any  one  issuer,  to an  amount  not  greater  than  5% of the  Fund's  total  assets,  and 10% of the outstanding  voting  securities  of such  issuer,  and (ii) not more than 25% of the  value of its total  assets is invested in the  securities  of any one issuer  (other  than U.S.  Government  securities  or  securities  of other regulated  investment  companies).  As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal  income taxes on the net  investment  income and capital gain that it  distributes to its shareholders,  provided that at least 90% of its net investment income and realized net short-term  capital gain in excess of net  long-term  capital loss for the taxable year is  distributed  in  accordance  with the Code's timing requirements

         The  Transaction  may  entail  various  tax  consequences,  which are  discussed  under the  caption  "Tax
Consequences of the Transaction."

Management of the Company and the Funds

         American Skandia Investment  Services,  Inc. ("ASISI"),  One Corporate Drive,  Shelton,  Connecticut,  and
Prudential  Investments  LLC ("PI"),  Gateway  Center Three,  100 Mulberry  Street,  Newark,  New Jersey,  serve as co-managers  (each an  "Investment  Manager" and  together the  "Investment  Managers")  pursuant to an  investment management  agreement with the Company on behalf of each Fund (the  "Management  Agreement").  Under the Management
Agreement,   PI,  as  co-manager,   will  provide  supervision  and  oversight  of  ASISI's  investment  management responsibilities with respect to the Company.  Pursuant to the Management  Agreement,  the Investment Managers will jointly  administer  each Fund's  business  affairs and supervise each Fund's  investments.  Subject to approval by the Board of Directors,  the  Investment  Managers may select and employ one or more  sub-advisors  for a Fund, who will have primary  responsibility  for determining what  investments the Fund will purchase,  retain and sell. Also subject to the approval of the Board of Directors,  the  Investment  Managers may  reallocate a Fund's assets among sub-advisors  including (to the extent  legally  permissible)  affiliated  sub-advisors,  consistent  with a Fund's investment objectives.

         The  Company  has  obtained  an  exemption  from the SEC that  permits  an  Investment  Manager  to change sub-advisors for a Fund and to enter into new sub-advisory  agreements  without obtaining  shareholder  approval of the  changes.  Any such  sub-advisor  change would be subject to approval by the Board of Directors of the Company.
This  exemption  (which is similar to  exemptions  granted to other  investment  companies  that are  operated in a similar  manner as the  Company) is  intended  to  facilitate  the  efficient  supervision  and  management  of the sub-advisors by the Investment Managers and the Directors of the Company.

         The Investment  Managers  currently  engage the following  Sub-advisors  to manage the investments of each
Fund in accordance with the Fund's  investment  objective,  policies and limitations and any investment  guidelines established by the Investment  Managers.  Each  Sub-advisor is responsible,  subject to the supervision and control of the Investment Managers,  for the purchase,  retention and sale of securities in the Fund's investment portfolio under its management.

         Fred Alger Management,  Inc.  ("Alger"),  111 Fifth Avenue, New York, NY 10003,  serves as Sub-advisor for the ASAF Alger All-Cap  Growth Fund.  Alger has been an investment  advisor since 1964, and as of December 31, 2002 managed  mutual  fund  and  other  assets  totaling  approximately  $8.4  billion.  Fred  M.  Alger  III is the key strategist for the Fund,  overseeing  the  investments  of the Fund.  Mr. Alger,  who founded Alger,  has served as
Chairman of the Board since 1964, and co-managed all of Alger's portfolios prior to 1995.

         David Hyun is the  individual  responsible  for the  day-to-day  management  of the Fund and has served in that capacity  since  September  2001.  Mr. Hyun has been employed by Alger as an Executive  Vice  President  since
September  2001,  prior to which he was  employed  by Alger as an analyst  from 1991 until  1997,  as a Senior Vice
President and portfolio  manager from 1997 until June 2000, and a portfolio  manager at Oppenheimer Funds from June
2000 until September 2001.

         Due to the impact on Alger as a result of the World  Trade  Center  destruction  on  September  11,  2001,
Massachusetts  Financial  Services Company acted as interim  Sub-Sub-advisor in conjunction with Alger for the ASAF
Alger All-Cap  Growth Fund from September 17, 2001 through  December 9, 2001.  Effective  December 10, 2001,  Alger
resumed the role as the sole Sub-advisor for the Fund.

         Alliance Capital Management,  L.P.  ("Alliance"),  1345 Avenue of the Americas, New York, NY 10105, serves as Sub-advisor  for the ASAF Alliance  Growth Fund.  Alliance is a leading global  investment  adviser  supervising client accounts with assets as of December 31, 2002 totaling more than $386 billion.

         Syed J. Hasnain and James G. Reilly are the  individuals  primarily  responsible for the management of the
ASAF Alliance  Growth Fund.  Mr.  Hasnain has been  managing the Fund since May 2003 and is Senior Vice  President,
U. S. Large Cap Portfolio  Manager and a member of the Global Large Cap Growth Equity Team. He has been  associated with Alliance  since 1995.  Mr. Reilly has managed the Fund since  Alliance  became the Fund's  Sub-advisor  in May
2000.  Mr. Reilly is Executive  Vice  President of Alliance  Capital  Management  Corporation,  an indirect  wholly owned  subsidiary of AXA Financial,  Inc. and the general partner of Alliance.  Mr. Reilly has been associated with
Alliance since 1984.

         Marsico Capital  Management,  LLC ("Marsico  Capital"),  1200 Seventeenth  Street,  Suite 1300, Denver, CO
80202,  serves as Sub-advisor for the ASAF Marsico Growth Fund.  Thomas F. Marsico has primary  responsibility  for management of the Fund.  Marsico Capital,  a registered  investment  advisor formed in 1997,  became a wholly owned indirect  subsidiary of Bank of America  Corporation in January 2001. Marsico Capital provides  investment advisory services  to mutual  funds and other  institutions,  and  handles  separately  managed  accounts  for  individuals, corporations,  charities and retirement  plans.  As of December 31, 2002,  Marsico  Capital  managed  approximately
$14.8 billion in assets.

         The portfolio  managers  responsible  for management of the ASAF Marsico Growth Fund are Thomas F. Marsico
and James A. Hillary.  Mr. Marsico,  Chairman and Chief Investment Officer,  founded Marsico Capital in 1997. Prior to that,  he served as  portfolio  manager  for Janus  Capital  Corporation  from 1986  until  1997.  Mr.  Hillary,
Portfolio  Manager and Senior Analyst,  is a founding member of Marsico  Capital.  Prior to joining Marsico Capital in 1997, he was a portfolio manager at W.H. Reaves.

         Pursuant  to the  Management  Agreement,  ASISI  receives  a  monthly  investment  management  fee for the performance  of its services.  The investment  management fee is accrued daily for the purposes of determining  the sale  and  redemption  price of a  Fund's  shares.  ASISI  pays  each  Sub-advisor  a  portion  of such fee for the performance of the sub-advisory services at no additional cost to a Fund.

Fee Arrangements

         Under the  Management  Agreement with respect to the Alger Growth Fund, the Alger Growth Fund is obligated to pay  ASISI an annual  investment  management  fee equal to 0.95% of its  average  daily  net  assets.  Under the
Management  Agreement with respect to the Alliance  Growth Fund, the Alliance Growth Fund is obligated to pay ASISI an annual  investment  management  fee equal to 0.90% of its average daily net assets up to $1 billion,  plus 0.85%
of its average  daily net assets  greater  than $1 billion.  Under the  Management  Agreement  with  respect to the
Marsico Growth Fund, the Fund is obligated to pay ASISI an annual  investment  management fee equal to 1.00% of its average daily net assets.  Consequently,  the  shareholders  of the Alger Growth Fund and the Alliance  Growth Fund
will pay  investment  management  fees at a higher rates as a result of the  Transaction.  During the calendar year ended December 31, 2002,  the Alger Growth Fund paid $300,110 in investment  management  fees to ASISI.  If the fee rate  applicable  to the Marsico  Growth Fund had been in effect  during such  period,  the Alger Growth Fund would have paid $315,905 in investment  management  fees to ASISI.  During the calendar year ended December 31, 2002, the
Alliance  Growth Fund paid  $952,441 in  investment  management  fees to ASISI.  If the fee rate  applicable to the
Marsico Growth Fund had been in effect during such period,  the Alliance  Growth Fund would have paid $1,058,268 in investment management fees to ASISI.

         ASISI pays each  Sub-advisor  a portion of the  investment  management  fee that ASISI  receives from each
Fund.  ASISI pays such  sub-advisory  fees  without any  additional  expense to a Fund.  The Funds have  comparable sub-advisory  fee  arrangements.  With respect to the Alger  Growth Fund,  ASISI pays Alger 0.40% of the portion of the combined  average  daily net assets of the Alger Growth Fund not in excess of $500  million;  plus 0.35% of the portion  over $500  million but not in excess of $1 billion;  plus 0.30% of the portion  over $1 billion but not in excess of $1.5 billion;  plus 0.25% of the portion in excess of $1.5 billion.  With respect to the Alliance  Growth
Fund,  ASISI pays  Alliance an annual rate equal to 0.40% of the average  daily net assets of the  Alliance  Growth
Fund.

         With respect to the Marsico  Growth Fund,  ASISI pays Marsico an annual rate equal to 0.45% of the average daily net assets of the Marsico Growth Fund.  Commencing  March 1, 2001,  Marsico has  voluntarily  agreed to waive the portion of its  sub-advisory  fee that exceeds  0.40% of the combined  average  daily net assets of the Marsico
Growth Fund. Marsico may terminate this voluntary agreement at any time.

         Although the  investment  management  fee rates under the  Management  Agreement that are paid to ASISI by the  Marsico  Growth  Fund are  slightly  higher  than the fee rates  paid by either the Alger  Growth  Fund or the
Alliance  Growth Fund, the  Investment  Manager has  voluntarily  agreed until March 1, 2004 to reimburse each Fund
for  its  operating  expenses,  exclusive  of  taxes,  interest,  brokerage  commissions,   distribution  fees  and
extraordinary  expenses,  but inclusive of the management fee, which in the aggregate exceed specified  percentages of a Fund's average net assets as follows:  Alger Growth Fund,  1.35%;  Alliance  Growth Fund,  1.30%;  and Marsico
Growth Fund,  1.30%.  The Investment  Manager may terminate the above voluntary  agreements at any time after March
1, 2004.  Voluntary  payments of Fund expenses by the Investment  Manager may be made subject to  reimbursement  by the Fund, at the Investment Manager's  discretion,  within the two year period following such payment to the extent permissible  under  applicable  law and provided that the Fund is able to effect such  reimbursement  and remain in compliance with applicable expense limitations.

         At asset  levels in  excess  of $500  million,  ASISI  will be  required  to pay a lesser  portion  of its investment  management fees for  sub-advisory  services in respect of the Alger Growth Fund assets giving effect to
Marsico's  voluntary  fee waiver  and would pay a lesser  portion of its  investment  management  fees at all asset levels in ht event that Marsico  terminates  its  voluntary fee waiver  agreement.  ASISI will be required to pay a lesser portion of its investment  management fees for sub-advisory  services in respect of the Alliance Growth Fund assets if Marsico terminates its voluntary fee waiver agreement.

Distribution Plan

         The Company  adopted a Distribution  and Service Plan (commonly known as a "12b-1 Plan") for each class of shares to  compensate  the Funds'  distributor  for its services  and costs in  distributing  shares and  servicing shareholder  accounts.  Under the Distribution and Service Plan for Class A shares,  each Fund pays the distributor
0.50% of the Fund's  average daily net assets  attributable  to Class A shares.  Under the Plans for Class B, X and
C shares,  each Fund pays the  distributor  1.00% of the  Fund's  average  daily  net  assets  attributable  to the relevant  Class of shares.  Because  these fees are paid out of the Funds' assets on an ongoing  basis,  these fees may,  over time,  increase the cost of an  investment  in the Fund and may be more costly than other types of sales charges.  The  distributor  uses  distribution  and  service  fees  received  under each  12b-1 Plan to  compensate qualified  dealers for services  provided in connection  with the sale of shares and the maintenance of shareholder accounts.  The  distributor's  rights to  distribution  and service fees received  under the Class B 12b-1 Plan and the Class X 12b-1 Plan have been assigned to third parties.

Valuation

         The net asset  value  ("NAV")  per share is  determined  for each  class of shares for each Fund as of the time of the close of the New York Stock  Exchange  ("NYSE")  (which is  normally  4:00 p.m.  Eastern  time) on each business day by dividing the value of the Fund's total assets  attributable to a class,  less any  liabilities,  by the  number of total  shares of that  class  outstanding.  In  general,  the  assets of each Fund are valued on the basis of market quotations.  However,  in certain  circumstances  where market quotations are not readily available or where market  quotations for a particular  security or asset are believed to be incorrect,  securities and other assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

         The  purchase  policies  for each Fund are  identical.  The  offering  price is the NAV per share plus any initial  sales  charge  that  applies.  Class A shares are sold at NAV plus an initial  sales  charge  that  varies depending  on the  amount of your  investment.  Class B shares are sold at NAV per share  without an initial  sales charge.  However,  if Class B shares are redeemed  within  seven years of their  purchase,  a  contingent  deferred sales charge  ("CDSC")  will be deducted  from the  redemption  proceeds.  Class C shares are sold at NAV per share plus an initial sales charge of 1% of the offering  price.  If Class C shares are redeemed  within 12 months of the first  business  day of  calendar  month of their  purchase,  a CDSC of 1.0% will be deducted  from the  redemption proceeds.  Class X shares  are sold at NAV per share  without an  initial  sales  charge.  In  addition,  investors purchasing Class X shares will receive,  as a bonus,  additional shares having a value equal to 2.50% of the amount invested.  Although  Class X shares are sold  without  an  initial  sales  charge,  if Class X shares are  redeemed within 8 years of their purchase, a CDSC will be deducted from the redemption proceeds.

         The redemption  policies for each Fund are  identical.  Your shares will be sold at the next NAV per share determined  after  your  order  to sell is  received,  less  any  applicable  CDSC  imposed.  Refer  to the  Funds'
Prospectus for more information regarding how to sell shares.

         Shares of each Fund may be  exchanged  for shares of the same class of the other  Funds and other funds of the Company at NAV per share at the time of  exchange.  Exchanges of shares  involve a redemption  of the shares of the Fund you own and a purchase of shares of another  Fund.  Shares are  normally  redeemed  and  purchased  in the exchange  transaction  on the  business  day on which the Transfer  Agent  receives an exchange  request that is in proper form, if the request is received by the close of the NYSE that day.

         Each Fund will  distribute  substantially  all of its income and capital gains to  shareholder  each year.
Each Fund will declare dividends, if any, annually.

Fees and expenses

     The following table describes the fees and expenses that shareholders may pay if they hold shares of the
     Funds, as well as the projected fees and expenses of the Marsico Growth Fund after the Transaction.

         Class A Shares

                                                                                            Marsico Growth Fund
                                                        Growth Fund      Marsico Growth      After Transaction
                                                           Class A         Fund Class A           Class A
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     On Purchases (as % of offering price)                    5.75%             5.75%                5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                      None1             None1                None1
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................           0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........           0.50%              0.50%                0.50%
       Other Expenses.............................           0.87%              0.53%                0.56%
       Advisory Fee Waivers and Expense Reimbursement       (0.47)%            (0.23)%              (0.26)%
       Total Annual Fund Operating Expenses.......           1.80%              1.80%                1.80%

         Class B Shares

                                                                                            Marsico Growth Fund
                                                        Growth Fund      Marsico Growth      After Transaction
                                                           Class B         Fund Class B           Class B
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     On Purchases (as % of offering price)                     None              None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                        6.00%3            6.00%3               6.00%3
   Redemption Fee.................................            None2              None2                None2
   Exchange Fee...................................             None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               0.87%              0.53%                0.56%
       Advisory Fee Waivers and Expense Reimbursement           (0.47)%            (0.23)%              (0.26)%
       Total Annual Fund Operating Expenses.......               2.30%              2.30%                2.30%

         Class C Shares

                                                                                            Marsico Growth Fund
                                                        Growth Fund      Marsico Growth      After Transaction
                                                           Class C         Fund Class C           Class C
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  1.00%             1.00%                1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     1.00%3             1.00%3               1.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................            0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........            1.00%              1.00%                1.00%
       Other Expenses.............................            0.87%              0.53%                0.56%
       Advisory Fee Waivers and Expense Reimbursement        (0.47)%            (0.23)%              (0.26)%
       Total Annual Fund Operating Expenses.......            2.30%              2.30%                2.30%

         Class X Shares

                                                                                            Marsico Growth Fund
                                                        Growth Fund      Marsico Growth      After Transaction
                                                           Class X         Fund Class X           Class X
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                      6.00%3             6.00%3               6.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................            0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........            1.00%              1.00%                1.00%
       Other Expenses.............................            0.87%              0.53%                0.56%
       Advisory Fee Waivers and Expense Reimbursement        (0.47)%            (0.23)%              (0.26)%
       Total Annual Fund Operating Expenses.......            2.30%              2.30%                2.30%

1. Under  certain  circumstances,  purchases of Class A shares not subject to an initial  sales charge  (load) will be subject to a contingent  deferred  sales  charge  (load)  ("CDSC") if redeemed  within 12 months of the calendar month of  purchase.  For an  additional  discussion  of the Class A CDSC,  see this  Prospectus  under  "How to Buy
Shares."
2. A $10 fee may be imposed for wire  transfers  of  redemption  proceeds.  For an  additional  discussion  of wire redemptions, see this Prospectus under "How to Redeem Shares."
3. If you  purchase  Class B or X shares,  you do not pay an  initial  sales  charge  but you may pay a CDSC if you redeem some or all of your  shares  before the end of the seventh (in the case of Class B shares) or eighth (in the case of Class X shares)  year after  which you  purchased  such  shares.  The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1%
for  redemptions  of Class B shares  occurring in years one through  seven,  respectively.  The CDSC is 6%, 5%, 4%,
4%, 3%, 2%, 2% and 1% for  redemptions  of Class X shares  occurring in years one through eight,  respectively.  No
CDSC is charged  after these  periods.  If you purchase  Class C shares,  you may pay an initial sales charge of 1%
and you may incur a CDSC if you redeem some or all of your Class C shares  within 12 months of the  calendar  month of purchase.  For a discussion of the Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."

Fees and expenses

         The following table describes the fees and expenses that  shareholders  may pay if they hold shares of the
Funds, as well as the projected fees and expenses of the Marsico Growth Fund after the Transaction.

         Class A Shares

                                                                                            Marsico Growth Fund
                                                       All-Cap Growth    Marsico Growth      After Transaction
                                                        Fund Class A       Fund Class A           Class A
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                    5.75%             5.75%                5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                        None1             None1                None1
   Redemption Fee.................................            None2             None2                None2
   Exchange Fee...................................            None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               0.50%              0.50%                0.50%
       Other Expenses.............................               1.34%              0.53%                0.55%
       Advisory Fee Waivers and Expense Reimbursement           (0.94)%            (0.23)%              (0.25)%
       Total Annual Fund Operating Expenses.......               1.85%              1.80%                1.80%

Class B Shares

                                                                                            Marsico Growth Fund
                                                       All-Cap Growth    Marsico Growth      After Transaction
                                                        Fund Class B       Fund Class B           Class B
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                       None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                          6.00%3             6.00%3               6.00%3
   Redemption Fee.................................               None2             None2                None2
   Exchange Fee...................................               None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               1.34%              0.53%                0.55%
       Advisory Fee Waivers and Expense Reimbursement           (0.94)%            (0.23)%              (0.25)%
       Total Annual Fund Operating Expenses.......               2.35%              2.30%                2.30%

         Class C Shares

                                                                                            Marsico Growth Fund
                                                       All-Cap Growth    Marsico Growth      After Transaction
                                                        Fund Class C       Fund Class C           Class C
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                     1.00%              1.00%                1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                         1.00%3            1.00%3               1.00%3
   Redemption Fee.................................             None2              None2                None2
   Exchange Fee...................................              None              None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               1.34%              0.53%                0.55%
       Advisory Fee Waivers and Expense Reimbursement           (0.94)%            (0.23)%              (0.25)%
       Total Annual Fund Operating Expenses.......               2.35%              2.30%                2.30%

         Class X Shares

                                                                                            Marsico Growth Fund
                                                       All-Cap Growth    Marsico Growth      After Transaction
                                                        Fund Class X       Fund Class X           Class X
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                     None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                        6.00%3             6.00%3               6.00%3
   Redemption Fee.................................             None2             None2                None2
   Exchange Fee...................................             None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.95%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................               1.34%              0.53%                0.55%
       Advisory Fee Waivers and Expense Reimbursement           (0.94)%            (0.23)%              (0.25)%
       Total Annual Fund Operating Expenses.......               2.35%              2.30%                2.30%

1. Under  certain  circumstances,  purchases of Class A shares not subject to an initial  sales charge  (load) will be subject to a contingent  deferred  sales  charge  (load)  ("CDSC") if redeemed  within 12 months of the calendar month of  purchase.  For an  additional  discussion  of the Class A CDSC,  see this  Prospectus  under  "How to Buy
Shares."
2. A $10 fee may be imposed for wire  transfers  of  redemption  proceeds.  For an  additional  discussion  of wire redemptions, see this Prospectus under "How to Redeem Shares."
3. If you  purchase  Class B or X shares,  you do not pay an  initial  sales  charge  but you may pay a CDSC if you redeem some or all of your  shares  before the end of the seventh (in the case of Class B shares) or eighth (in the case of Class X shares)  year after  which you  purchased  such  shares.  The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1%
for  redemptions  of Class B shares  occurring in years one through  seven,  respectively.  The CDSC is 6%, 5%, 4%,
4%, 3%, 2%, 2% and 1% for  redemptions  of Class X shares  occurring in years one through eight,  respectively.  No
CDSC is charged  after these  periods.  If you purchase  Class C shares,  you may pay an initial sales charge of 1%
and you may incur a CDSC if you redeem some or all of your Class C shares  within 12 months of the  calendar  month of purchase.  For a discussion of the Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."

Expense Examples

Full  Redemption  - These  examples  are  intended to help you compare the cost of  investing in each Fund with the cost of  investing  in other  mutual  funds,  and the cost of  investing  in the  Marsico  Growth  Fund  after  the
Transaction.  They assume  that you invest  $10,000,  that you  receive a 5% return each year,  and that the Funds'
total  operating  expenses remain the same.  Although your actual costs may be higher or lower,  based on the above assumptions your costs would be:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          747           1,201           1,680           2,996
Marsico Growth Fund                                  747           1,154           1,585           2,781
Marsico Growth Fund                                  747           1,160           1,597           2,808
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          833           1,215           1,623           2,946
Marsico Growth Fund                                  833           1,166           1,525           2,726
Marsico Growth Fund                                  833           1,172           1,537           2,754
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          431           907             1,509           3,135
Marsico Growth Fund                                  431           858             1,412           2,920
Marsico Growth Fund                                  431           864             1,424           2,947
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          839           1,235           1,758           3,142
Marsico Growth Fund                                  839           1,185           1,658           2,920
Marsico Growth Fund                                  839           1,191           1,671           2,948
(Projected after the Transaction)

No Redemption - You would pay the following  expenses based on the above assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          747           1,201           1,680           2,996
Marsico Growth Fund                                  747           1,154           1,585           2,920
Marsico Growth Fund                                  747           1,160           1,597           2,808
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          233           815             1,423           2,946
Marsico Growth Fund                                  233           766             1,325           2,726
Marsico Growth Fund                                  233           772             1,337           2,754
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          331           907             1,509           3,135
Marsico Growth Fund                                  331           858             1,412           2,920
Marsico Growth Fund                                  331           864             1,424           2,947
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth Fund                                          239           835             1,458           3,142
Marsico Growth Fund                                  239           785             1,358           2,920
Marsico Growth Fund                                  239           791             1,371           2,948
(Projected after the Transaction)

Expense Examples

Full  Redemption - These  examples are  intended to help you compare the cost of Marsico  Growth  investing in each
Fund with the cost of investing in other mutual funds,  and the cost of investing in the Marsico  Growth Fund after the  Transaction.  They  assume  that you invest  $10,000,  that you  receive a 5% return  each year,  and that the
Funds' total operating  expenses remain the same.  Although your actual costs may be higher or lower,  based on the above assumptions your costs would be:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  752           1,307           1,886           3,450
Marsico Growth Fund                                  747           1,154           1,585           2,781
Marsico Growth Fund                                  747           1,158           1,593           2,799
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  838           1,325           1,836           3,408
Marsico Growth Fund                                  833           1,166           1,525           2,726
Marsico Growth Fund                                  833           1,170           1,533           2,744
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  436           1,016           1,720           3,587
Marsico Growth Fund                                  431           858             1,412           2,920
Marsico Growth Fund                                  431           862             1,420           2,938
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  844           1,348           1,977           3,610
Marsico Growth Fund                                  839           1,185           1,658           2,920
Marsico Growth Fund                                  839           1,189           1,666           2,938
(Projected after the Transaction)

No Redemption - You would pay the following  expenses based on the above assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  752           1,307           1,886           3,450
Marsico Growth Fund                                  747           1,154           1,585           2,781
Marsico Growth Fund                                  747           1,158           1,593           2,799
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  238           925             1,636           3,408
Marsico Growth Fund                                  233           766             1,325           2,726
Marsico Growth Fund                                  233           770             1,333           2,744
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  336           1,016           1,720           3,587
Marsico Growth Fund                                  331           858             1,412           2,920
Marsico Growth Fund                                  331           862             1,420           2,938
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
All-Cap Growth Fund                                  244           948             1,677           3,610
Marsico Growth Fund                                  239           785             1,358           2,920
Marsico Growth Fund                                  239           789             1,366           2,938
(Projected after the Transaction)

Performance

         The bar charts show the  performance  of the Class A shares of each Fund for each full  calendar  year the
Fund has been in  operation.  The first table  below each bar chart shows each such Fund's best and worst  quarters during the periods  included in the bar chart.  The second  table shows the average  annual  total  returns  before taxes for each Class of each Fund for 2002 and since  inception,  as well as the average annual total returns after taxes on distributions  and after taxes on  distributions  and redemptions for Class A shares of each Fund for 2002 and since inception.

         This  information  may help provide an indication of each Fund's risks by showing  changes in  performance from year to year and by  comparing  each Fund's  performance  with that of a  broad-based  securities  index.  The average  annual  figures  reflect  sales  charges;  the other  figures do not,  and would be lower if they did. All figures assume  reinvestment of dividends.  Past performance does not necessarily  indicate how a Fund will perform in the future.

                  -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       Worst Quarter
                  -------------------------------------------------- ------------------------------------------------
                  -------------------------------------------------- ------------------------------------------------
                  Up 13.26%, 4th Quarter 2001                        Down 18.39%, 4th Quarter 2000
                  -------------------------------------------------- ------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

                  For periods ended December 31, 2002
                  ----------------------------------- ------------- -------------------------- ------------------------
                                                                             5 Years
                  Class A                                             (or since inception**)          10 Years
                                                         1 Year
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -37.90%                    -29.93%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -37.90%                    -29.93%                      N/A
                  Distributions
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -23.27%                    -22.69%                      N/A
                  Distributions and Sale of Fund
                  Shares
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class B
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -40.56%                    -31.25%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class C
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -36.15%                    -28.73%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class X
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -38.92%                    -30.43%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Index
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Standard & Poor's 500 Index              -22.09%                    -19.69%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  *Due to the events of September  11,  2001,  Massachusetts  Financial  Services  Company  ("MFS")
                  acted as interim  co-sub-advisor  in conjunction with Fred Alger Management,  Inc.  ("Alger") for the ASAF Alger All-Cap  Growth Fund (the "Alger Fund") from  September 17, 2001 through  December
                  9, 2001.  Effective  December 10, 2001,  Alger resumed the role as the sole  sub-advisor  for the
                  Alger Fund.
                  ** Inception date: September 11, 2000

                  After-tax  returns are shown for Class A shares only.  The  after-tax  returns for other  Classes will vary.  After-tax  returns are calculated  using the historical  highest  individual  federal marginal  income  tax rates and do not  reflect  the  impact  of state  and local  taxes.  During periods of negative  NAV  performance,  the  after-tax  returns  assume the  investor  receives a write-off at the historical  highest  individual  federal marginal income rate.  Actual after-tax returns  depend on an investor's  tax  situation  and may differ from those shown,  and after-tax returns  are  not  relevant  to  investors  who  hold  their  Fund  shares  through  tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

            -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       Worst Quarter
                  -------------------------------------------------- ------------------------------------------------
                  -------------------------------------------------- ------------------------------------------------
                  Up 26.55%, 4th Quarter 1999                        Down 16.88%, 1st Quarter 2001
                  -------------------------------------------------- ------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

                  For periods ended December 31, 2002
                  ----------------------------------- ------------- -------------------------- ------------------------
                                                                             5 Years
                  Class A                                             (or since inception**)          10 Years
                                                         1 Year
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -34.59%                     -4.78%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -34.59%                     -5.68%                      N/A
                  Distributions
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -21.24%                     -3.92%                      N/A
                  Distributions and Sale of Fund
                  Shares
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class B
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -36.97%                     -4.55%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class C
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -32.63%                     -4.31%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class X
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -35.21%                     -4.33%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Index
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Standard & Poor's 500 Index              -22.09%                     -0.58%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  *Between  December 31, 1998 and April 30, 2000,  the ASAF  Alliance  Growth Fund was known as the
                  ASAF Oppenheimer  Large-Cap Growth Fund and  OppenheimerFunds,  Inc. served as Sub-advisor to the
                  Fund.  Prior to December  31, 1998,  the Fund was known as the ASAF  Robertson  Stephens  Value +
                  Growth  Fund  and  Robertson  Stephens  &  Company  Investment  Management,  L.P.  served  as its
                  Sub-advisor.
                  ** Inception date: December 31, 1997

                  After-tax  returns are shown for Class A shares only.  The  after-tax  returns for other  Classes will vary.  After-tax  returns are calculated  using the historical  highest  individual  federal marginal  income  tax rates and do not  reflect  the  impact  of state  and local  taxes.  During periods of negative  NAV  performance,  the  after-tax  returns  assume the  investor  receives a write-off at the historical  highest  individual  federal marginal income rate.  Actual after-tax returns  depend on an investor's  tax  situation  and may differ from those shown,  and after-tax returns  are  not  relevant  to  investors  who  hold  their  Fund  shares  through  tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF MARSICO CAPITAL GROWTH FUND
52.87%
-16.11%
-20.71%
-16.42%
60.00%
40.00%
20.00%
0.00%
-20.00%
-40.00%
1999
2000
2001
2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

* Inception date: August 19, 1998

Part of the historical performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the Fund. The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. Although Funds may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

                  -------------------------------------------------- ------------------------------------------------
                  Best Quarter                                       Worst Quarter
                  -------------------------------------------------- ------------------------------------------------
                  -------------------------------------------------- ------------------------------------------------
                  Up 32.72%, 4th Quarter 1999                        Down 17.20%, 3rd Quarter 2001
                  -------------------------------------------------- ------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

                  For periods ended December 31, 2002
                  ----------------------------------- ------------- -------------------------- ------------------------
                                                                             5 Years
                  Class A                                             (or since inception*)           10 Years
                                                         1 Year
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -21.25%                     -1.15%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -21.25%                     -1.16%                      N/A
                  Distributions
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return After Taxes on                    -13.05%                     -0.92%                      N/A
                  Distributions and Sale of Fund
                  Shares
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class B
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -22.85%                     -0.77%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class C
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -18.70%                     -0.55%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Class X
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Return Before Taxes                      -20.80%                     -0.47%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Index
                  ----------------------------------- ------------- -------------------------- ------------------------
                  ----------------------------------- ------------- -------------------------- ------------------------
                  Standard & Poor's 500 Index              -22.09%                     -0.59%                      N/A
                  ----------------------------------- ------------- -------------------------- ------------------------
                  After-tax  returns are shown for Class A shares only.  The  after-tax  returns for other  Classes will vary.  After-tax  returns are calculated  using the historical  highest  individual  federal marginal  income  tax rates and do not  reflect  the  impact  of state  and local  taxes.  During periods of negative  NAV  performance,  the  after-tax  returns  assume the  investor  receives a write-off at the historical  highest  individual  federal marginal income rate.  Actual after-tax returns  depend on an investor's  tax  situation  and may differ from those shown,  and after-tax returns  are  not  relevant  to  investors  who  hold  their  Fund  shares  through  tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
                  * Inception date: August 19, 1998

REASONS FOR THE TRANSACTION

         The  Directors,  including  all of the  Directors  who are not  "interested  persons" of the Company  (the
"Independent  Directors")  have unanimously  determined that the Transaction  would be in the best interests of the shareholders  of the  Acquired  Funds and the Marsico  Growth Fund and that the  interests of the  shareholders  of
Acquired  Funds and the  Marsico  Growth  Fund would not be diluted  as a result of the  Transaction.  At a meeting held on July 25, 2003, the Board considered a number of factors, including the following:

o  the compatibility of the Funds' investment objectives, policies and restrictions;

o the relative  past and current  growth in assets and  investment  performance  of the Funds and their  respective future prospects for growth;

o  the relative expense ratios of the Funds and the impact of the proposed Transaction on the expense ratios;

o         the estimated costs of the Transaction;

o  the anticipated tax consequences of the Transaction with respect to each Fund and its shareholders;

o  the relative size of each of the Acquired Funds as compared to the Marsico Fund;

o        the past and anticipated future inability of the Acquired Funds to achieve satisfactory asset growth; and

o        the potential benefits of the proposed  Transaction to the shareholders of each Fund,  including long-term economies of scale.

         At  the  July  25  meeting,  the  Investment  Managers  recommended  the  Transaction  to  the  Board.  In recommending the Transaction,  the Investment Managers advised the Board that the Funds have comparable  investment objectives,  and similar policies and investment  portfolios.  Moreover,  the Investment Managers reported that the
Funds have  similar  investment  styles.  Although  the  shareholders  of the  Acquired  Funds will pay  investment management fees at higher rates as shareholders of the Marsico Growth Fund, the Investment  Managers  expressed the belief that the Transaction  would benefit the  shareholders  of each of the Funds. In this regard,  the Investment
Managers  advised  the  Board  that,  as of May 31,  2003,  the  Alger  Growth  Fund had  attracted  net  assets of approximately  $27.5 million and the Alliance Growth Fund had attracted net assets of approximately  $86.9 million, while the Marsico Growth Fund had assets of  approximately  $603 million at that date. In addition,  the Investment
Managers  advised the Board that the Acquired  Funds have higher total cost  structures  and higher  expense ratios
(before fee waivers or expense  reimbursements)  as compared to the Marsico  Growth Fund.  Accordingly,  by merging the Funds,  the Acquired  Funds'  shareholders  would enjoy a greater asset base over which expenses may be spread.
The Board  considered  the  Investment  Managers'  advice  that if the  merger is  approved,  shareholders  of each
Acquired  Fund,  regardless  of the class of shares they own,  should  realize a  reduction  in both the net annual operating  expenses and gross annual operating  expenses (that is, without any waivers or  reimbursements)  paid on their investment,  although there can be no assurance that operational savings will be realized.  In addition,  the
Board  considered  that,  even though  expenses  would not  immediately  decrease for the Marsico  Growth Fund, the incremental  assets should help to stabilize certain  non-distribution  related expenses.  The Investment  Managers also sated that a merger of the Acquired  Funds into the Marsico  Growth Fund would  facilitate  marketing  efforts for the  Marsico  Growth  Fund and,  in doing so,  potentially  would  enhance  asset  growth  for the  benefit  of shareholders  of all of the Funds.  The Board was advised that the expenses  associated  with the  solicitation  of proxies would be borne by the Investment Managers.

         The Board, including a majority of the Independent  Directors,  unanimously concluded that the Transaction is in the best  interests  of the  shareholders  of the  Acquired  Funds and the  Marsico  Growth  Fund and that no dilution  of value would  result to the  shareholders  of the  Acquired  Funds or the Marsico  Growth Fund from the
Transaction.  Consequently,  the Board approved the Plan and  recommended  that  shareholders of each Acquired Fund vote to approve the Transaction.

         For the reasons discussed above, the Board of Directors unanimously recommends that you vote For the
Plan.

         If  shareholders  of the Alger Growth Fund do not approve the Plan, the Board will consider other possible courses of action for the Alger Growth Fund, including,  among others,  consolidation of the Alger Growth Fund with one or more funds of the Company other than the Marsico  Growth Fund or  unaffiliated  funds.  If  shareholders  of the Alliance  Growth Fund do not approve the Plan,  the Board will consider  other  possible  courses of action for the Alliance  Growth Fund,  including,  among others,  consolidation  of the Alliance  Growth Fund with one or more funds of the Company other than the Marsico Growth Fund or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If  shareholders  of an Acquired Fund approve the Plan, the  Transaction  will take place (with respect to that Acquired  Fund) after various  conditions  are satisfied by the Company on behalf of the Acquired Fund and the
Marsico Growth Fund,  including the  preparation of certain  documents.  The Company will determine a specific date for the actual  Transaction to take place.  This is called the "closing  date." If the  shareholders of an Acquired
Fund do not approve the Plan, the Transaction will not take place with respect to that Acquired Fund.

         If the  shareholders  of an Acquired Fund approve the Plan,  the Acquired Fund will deliver to the Marsico
Growth Fund  substantially  all of its assets on the closing date. As a result,  shareholders  of the Acquired Fund will  beneficially  own shares of the Marsico Growth Fund that, as of the date of the exchange,  have a value equal to the dollar value of the assets  delivered to the Marsico  Growth Fund.  The stock transfer books of the Acquired
Fund will be  permanently  closed on the closing  date.  Requests to transfer  or redeem  assets  allocated  to the
Acquired  Fund may be submitted  at any time before the close of the NYSE on the closing  date;  requests  that are received in proper form prior to that time will be effected prior to the closing.

         To the extent  permitted  by law,  the Company may amend the Plan  without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction  at any time before or, to the extent  permitted by law, after the approval by shareholders of the Acquired Fund.

Expenses of the Transaction

         The expenses  resulting from the Transaction  will be paid by PI (or its  affiliates).  The Funds will not incur any expenses  associated with the  Transaction.  The portfolio  securities of each of the Acquired Funds will be  transferred  in-kind to the  Marsico  Growth  Fund.  Accordingly,  the  Transaction  will  entail  little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization under the Code. It is a condition to each Fund's  obligation to complete the  Transaction  that the Funds will have received an opinion from Stradley  Ronon Stevens & Young,  LLP,  counsel to the Funds,  based upon  representations made by each Acquired  Fund and Marsico  Growth Fund,  and upon certain  assumptions,  substantially  to the effect that:

         1. The  acquisition  by Marsico  Growth Fund of the assets of each  Acquired  Fund in exchange  solely for voting shares of Marsico  Growth Fund and the  assumption  by Marsico  Growth Fund of the  liabilities,  if any, of each Acquired  Funds,  followed by the  distribution  of the Marsico  Growth Fund shares  acquired by each Acquired
Fund pro rata to their shareholders,  will constitute a reorganization  within the meaning of  Section 368(a)(1) of the Code,  and Marsico  Growth Fund and each  Acquired Fund each will be "a party to a  reorganization"  within the meaning of Section 368(b) of the Code;

         2. The  shareholders  of the Acquired  Funds will not  recognize  gain or loss upon the exchange of all of their  shares of an  Acquired  Fund  solely  for shares of Marsico  Growth  Fund,  as  described  in this  combined
Prospectus/Proxy Statement and the Plan;

         3. No gain or loss will be  recognized  by an  Acquired  Fund upon the  transfer  of its assets to Marsico
Growth Fund in exchange  solely for Class A,  Class B,  Class C,  and Class X shares of Marsico Growth Fund and the assumption by Marsico Growth Fund of the  liabilities,  if any, of the Acquired Fund. In addition,  no gain or loss will be recognized by Marsico Growth Fund on the  distribution  of such shares to the  shareholders  of an Acquired
Fund in liquidation of the Acquired Fund;

         4. No gain or loss will be  recognized  by Marsico  Growth Fund upon the  acquisition  of the assets of an
Acquired Fund in exchange solely for shares of Marsico Growth Fund and the assumption of the  liabilities,  if any, of the Acquired Fund;

         5. Marsico  Growth  Fund's  basis for the assets  acquired  from an Acquired  Fund will be the same as the basis of these assets when held by the Acquired Fund  immediately  before the transfer,  and the holding  period of such assets  acquired  by Marsico  Growth Fund will  include  the holding  period of these  assets when held by the
Acquired Fund;

         6.  Acquired  Funds'  shareholders'  basis for the shares of Marsico  Growth  Fund to be  received by them pursuant to the reorganization will be the same as their basis in the Acquired Fund's shares exchanged; and

         7. The holding  period of Marsico  Growth Fund  shares to be received by the  shareholders  of an Acquired
Fund will include the holding  period of their  Acquired Fund shares  exchanged  provided such Acquired Fund shares were held as capital assets on the date of the exchange.

         Shareholders  of each Acquired Fund should consult their tax advisers  regarding the tax  consequences  to them of the Transaction in light of their individual circumstances.  In addition,  because the foregoing discussion relates only to the U.S.  federal income tax  consequences  of the  Transaction,  shareholders  also should consult their tax advisers as to state, local and foreign tax consequences to them, if any, of the Transaction.

Characteristics of the Marsico Growth Fund shares.

         Shares of the Marsico  Growth Fund will be  distributed  to  shareholders  of the Acquired  Funds and will have the same legal  characteristics  as the shares of the  Acquired  Funds with  respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction.

         The following table sets forth, as of April 30, 2003 the  capitalization  of shares of the Alliance Growth
Fund and the Marsico  Growth Fund.  The table also shows the projected  capitalization  of the Marsico  Growth Fund shares as adjusted to give effect to the proposed  Transaction.  The  capitalization  of the Marsico Growth Fund is likely to be different when the Transaction is consummated.

         Class A

                                            Growth Fund        Marsico Growth                        Marsico Growth Fund
                                                                                                     Projected after
                                                               Fund                Adjustments       Transaction
                                            (unaudited)        (unaudited)                           (unaudited)

Net assets.................................       17,981,786         117,331,085                                135,312,871

Total shares outstanding...................        2,301,813          11,101,864        (600,603)*               12,803,074

Net asset value per share..................             7.81               10.57                                      10.57

         Class B

                                                                                                     Marsico Growth Fund
                                                               Marsico Growth                        Projected after
                                            Growth Fund        Fund                Adjustments       Transaction
                                            (unaudited)        (unaudited)                           (unaudited)

Net assets.................................       32,891,097         261,265,154                                294,156,251

Total shares outstanding...................        4,318,789          25,294,612      (1,134,753)*               28,478,648

Net asset value per share..................             7.62               10.33                                      10.33

         Class C

                                                                                                     Marsico Growth Fund
                                                               Marsico Growth                        Projected after
                                            Growth Fund        Fund                Adjustments       Transaction
                                            (unaudited)        (unaudited)                           (unaudited)

Net assets.................................       15,636,606         141,969,268                                157,605,874

Total shares outstanding...................        2,059,056          13,760,037        (543,881)*               15,275,212

Net asset value per share..................             7.59               10.32                                      10.32

         Class X

                                                                                                     Marsico Growth Fund
                                                               Marsico Growth                        Projected after
                                            Growth Fund        Fund                Adjustments       Transaction
                                            (unaudited)        (unaudited)                           (unaudited)

Net assets.................................        9,427,654          42,188,571                                 51,616,225

Total shares outstanding...................        1,240,007           4,091,809        (325,589)*                5,006,227

Net asset value per share..................             7.60               10.31                                      10.31

*Reflects the change in shares of  Alliance Growth upon conversion to Marsico Growth.

Capitalizations of the Funds and Capitalization after the Transaction.

         The following  table sets forth, as of April 30, 2003 the  capitalization  of shares of the All-Cap Growth
Fund and the Marsico  Growth Fund.  The table also shows the projected  capitalization  of the Marsico  Growth Fund shares as adjusted to give effect to the proposed  Transaction.  The  capitalization  of the Marsico Growth Fund is likely to be different when the Transaction is consummated.

         Class A

                                                                                                     Marsico Growth Fund
                                            All-Cap Growth     Marsico Growth                        Projected after
                                            Fund               Fund                Adjustments       Transaction
                                            (unaudited)        (unaudited)                           (unaudited)

Net assets.................................        6,506,185         117,331,085                                123,837,270

Total shares outstanding...................        1,254,652          11,101,864        (639,119)*               11,717,397

Net asset value per share..................             5.19               10.57                                      10.57

         Class B

                                                                                                     Marsico Growth Fund
                                            All-Cap Growth     Marsico Growth                        Projected after
                                            Fund               Fund                Adjustments       Transaction
                                            (unaudited)        (unaudited)                           (unaudited)

Net assets.................................       10,169,807         261,265,154                                271,434,961

Total shares outstanding...................        1,982,817          25,294,612        (998,325)*               26,279,104

Net asset value per share..................             5.13               10.33                                      10.33

         Class C

                                                                                                     Marsico Growth Fund
                                            All-Cap Growth     Marsico Growth                        Projected after
                                            Fund               Fund                Adjustments       Transaction
                                            (unaudited)        (unaudited)                           (unaudited)

Net assets.................................     7,813,465            141,969,268                           149,782,733

Total shares outstanding...................     1,521,901             13,760,037        (764,782)*          14,517,156

Net asset value per share..................          5.13                  10.32                                 10.32

         Class X

                                                                                                     Marsico Growth Fund
                                            All-Cap Growth     Marsico Growth                        Projected after
                                            Fund               Fund                Adjustments       Transaction
                                            (unaudited)        (unaudited)                           (unaudited)

Net assets.................................     1,815,882             42,188,571                            44,004,453

Total shares outstanding...................       354,316              4,091,809        (178,188)*           4,267,937

Net asset value per share..................          5.13                  10.31                                 10.31

*Reflects the change in shares of  Alger All-Cap Growth upon conversion to Marsico Growth.

VOTING INFORMATION

         Shareholders  of  record  of each  Acquired  Fund on the  Record  Date  will  be  entitled  to vote at the
Meeting.  On the Record Date,  there were  4,251,071  shares of the Alger Growth Fund and  9,504,144  shares of the
Alliance Growth Fund issued and outstanding.

         The presence in person or by proxy of the holders of a majority of the  outstanding  shares of an Acquired
Fund  entitled to be voted at the Meeting is required to  constitute a quorum of the Acquired  Fund at the Meeting.
Shares  beneficially held by shareholders  present in person or represented by proxy at the Meeting will be counted for the  purpose of  calculating  the votes cast on the issues  before the  Meeting.  If a quorum is  present,  the affirmative  vote of the  holders of a majority  of the total  number of shares of capital  stock of each  Acquired
Fund  outstanding  and  entitled to vote  thereon is  necessary  to approve the Plan for the  Acquired  Fund.  Each shareholder  will be entitled to one vote for each full share,  and a fractional vote for each fractional  share of an Acquired Fund held at the close of business on the Record Date.

         Shares held by  shareholders  present in person or  represented  by proxy at the  Meeting  will be counted both for the  purposes of  determining  the presence of a quorum and for  calculating  the votes cast on the issues before the Meeting.  An abstention  by a  shareholder,  either by proxy or by vote in person at a Meeting,  has the same effect as a negative  vote.  Under  existing NYSE rules,  it is not expected that brokers will be permitted to vote  Acquired  Fund shares in their  discretion.  In addition,  there is only one proposal  being  presented for a shareholder  vote. As a result,  the Funds do not anticipate any broker  non-votes.  The Company will forward proxy materials to record owners for any beneficial owners that such record owners may represent.

..........Shareholders  having more than one account in the  Acquired  Funds  generally  will receive a single proxy statement and a separate  proxy card for each account,  including  separate  proxy cards.  It is important to mark, sign, date and return all proxy cards received.

..........In the event that  sufficient  votes to approve the Plan are not  received,  the persons  named as proxies may  propose  one or more  adjournments  of the  Meeting  to  permit  further  solicitation  of  proxies.  Any such adjournment  will require the affirmative  vote of a majority of those shares  represented at the Meeting in person or by proxy.  The persons  named as proxies  will vote those  proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

..........The  Company is not  required to hold and will not  ordinarily  hold annual  shareholders'  meetings.  The
Board of Directors may call special  meetings of the  shareholders  for action by  shareholder  vote as required by the Investment Company Act or the Company's governing documents.

..........Pursuant to rules adopted by the SEC, a  shareholder  may include in proxy  statements  relating to annual and other meetings of the  shareholders  of the Company certain  proposals for  shareholder  action which he or she intends to introduce at such special  meetings;  provided,  among other  things,  that such proposal is received by the Company a reasonable  time before a solicitation  of proxies is made for such meeting.  Timely  submission of a proposal does not necessarily mean that the proposal will be included.

         The Board of  Directors  intends  to bring  before  the  Meeting  the  matter  set forth in the  foregoing
Notice.  The Directors do not expect any other business to be brought before the Meeting.  If,  however,  any other matters are properly  presented to the Meeting for action,  it is intended  that the persons  named in the enclosed proxy will vote in accordance  with their  judgment.  A  shareholder  executing and returning a proxy may revoke it at any time prior to its  exercise  by written  notice of such  revocation  to the  Secretary  of the  Company,  by execution of a subsequent proxy, or by voting in person at the Meeting.

How to vote.

         You can vote your shares in any one of four ways:

o........By mail, with the enclosed proxy card.

o        In person at the Meeting.

                  o        By phone

                  o        Over the Internet

         If you  simply  sign and date the proxy  but give no voting  instructions,  your  shares  will be voted in favor of the Plan and in accordance with the views of management  upon any unexpected  matters that come before the
Meeting or adjournment of the Meeting.

Solicitation of voting instructions.

         Voting  instructions  will be solicited  principally  by mailing this  Prospectus/Proxy  Statement and its enclosures,  but  instructions  also may be solicited by telephone,  facsimile,  through  electronic  means such as email,  or in person by  officers  or  representatives  of the  Company.  In  addition,  the  Company  has  engaged
Georgeson  Shareholder  Communications,  Inc.  ("Georgeson"),  a professional proxy solicitation firm, to assist in the  solicitation of proxies.  As the Meeting date  approaches,  you may receive a phone call from a representative of Georgeson if the Company has not yet received  your vote.  Georgeson  may ask you for  authority,  by telephone, to permit Georgeson to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         Each of the Acquired  Funds and the Marsico  Growth Fund are separate  series of the Company,  which is an open-end  management  investment  company  registered with the SEC under the Investment  Company Act. Each Fund is, in effect,  a separate  mutual  fund.  Detailed  information  about the Company and each Fund is  contained  in the
Prospectus  for the  Funds  which  is  attached  with and  considered  a part of this  Prospectus/Proxy  Statement.
Additional  information  about  the  Company  and each Fund is  included  in the  Funds'  Statement  of  Additional
Information,  dated March 1, 2003,  which has been filed with the SEC and is incorporated  into the SAI relating to this Prospectus/Proxy Statement.

         A copy of the Company's  Annual Report to Shareholders  for the fiscal year ended October 31, 2002 and the
Semi-Annual  Report  to  Shareholders  for the  period  ending  April  30,  2003 are part of this  Prospectus/Proxy
Statement.  You may request a free copy of the Company's  Annual and Semi-Annual  Reports to  Shareholders  for the
fiscal year ended October 31, 2002 by calling  1-800-752-6342  or by writing to the Company at One Corporate Drive,
P.O. Box 883, Shelton, CT 06484.

         The Company,  on behalf of the Funds,  files proxy materials,  reports and other  information with the SEC in  accordance  with the  informational  requirements  of the  Securities  Exchange Act of 1934 and the  Investment
Company Act.  These  materials can be inspected and copied at: the SEC's Public  Reference Room at 450 Fifth Street
NW,  Washington,  DC 20549,  and at the Regional  Offices of the SEC located in New York City at 233 Broadway,  New
York, NY 10279 and in Chicago at 175 W. Jackson  Boulevard,  Suite 900,  Chicago,  IL 60604.  Also,  copies of such material can be obtained  from the SEC's Public  Reference  Section,  Washington,  DC  20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table below sets forth,  as of the Record Date, each  shareholder  that owns of record more than 5% of any class of the Alger Growth Fund.

----------------------------------------- ------------------------------------ ------------------------------------ --------------
          Fund and Share Class                        Owner Name                             Address                   Percent
                                                                                                                      Ownership
----------------------------------------- ------------------------------------ ------------------------------------ --------------
----------------------------------------- ------------------------------------ ------------------------------------ --------------
ASAF Alger All-Cap Growth Fund            Wells Fargo Bank Minnesota NA FBO    P.O. Box 1533                                5.26%
Class A                                   American Skandia Lifestyle           Minneapolis, MN 55480-1533
                                          Security Plan #5000149000
----------------------------------------- ------------------------------------ ------------------------------------ --------------

         The table below sets forth,  as of the Record Date, each  shareholder  that owns of record more than 5% of any class of the Alliance Growth Fund.

----------------------------------------- ------------------------------------ ------------------------------------ --------------
          Fund and Share Class                        Owner Name                             Address                   Percent
                                                                                                                      Ownership
----------------------------------------- ------------------------------------ ------------------------------------ --------------
----------------------------------------- ------------------------------------ ------------------------------------ --------------
ASAF Alliance Growth Fund                 PFPC FBO American Skandia            211 S. Gulph Road                           21.36%
Class C                                   Attn: PFPC Brokerage Services        King of Prussia, PA 19406-3101
----------------------------------------- ------------------------------------ ------------------------------------ --------------

*As defined by the Commission,  a security is beneficially  owned by a person if that person has or shares voting power or investment power with respect to the security.

         As of the Record Date,  the officers and  Directors of the Company,  as a group,  beneficially  owned less than 1% of the outstanding voting shares of either of the Funds.

                                      EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

   A              Form of Plan of  Reorganization  by  American  Skandia  Advisor  Funds,  Inc.  on  behalf of each
                  Acquired Fund and the ASAF Marsico Capital Growth Fund

   B              Prospectus  for the ASAF Alger All-Cap  Growth Fund,  the ASAF Alliance  Growth Fund and the ASAF
                  Marsico  Capital  Growth  Fund of  American  Skandia  Advisor  Funds,  Inc.  dated  March 1, 2003
                  (enclosed)

   C              ASAF Annual Report to Shareholders for fiscal year ended October 31, 2002 (enclosed)

   D              Supplements  dated May 16, 2003,  August 1, 2003,  September  16, 2003 and October 2, 2003 to the
                  ASAF American Skandia Advisor Funds Inc., dated March 1, 2003 (enclosed)

                                                     EXHIBIT A

                                          Form of Plan of Reorganization

                                              PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this 25th day of July,  2003, by American Skandia
Advisor Funds,  Inc. (the  "Company"),  a business trust organized under the laws of the State of Maryland with its principal  place of business at One Corporate  Drive,  Shelton,  Connecticut  06484,  on behalf of the ASAF Marsico
Capital Growth Fund (the  "Acquiring  Fund") and the ASAF Alliance Growth Fund (the "Acquired  Fund"),  both series of the Company.  Together, the Acquiring Fund and Acquired Fund are referred to as the "Funds."

         The reorganization  (hereinafter referred to as the "Reorganization")  will consist of (i) the acquisition by the Acquiring  Fund,  of  substantially  all of the  property,  assets and goodwill of the Acquired Fund and the assumption by the Acquiring  Fund of all of the  liabilities  of the Acquired Fund in exchange  solely for full and fractional shares of beneficial  interest,  par value $0.001 each, of the Acquiring Fund ("Acquiring Fund Shares");
(ii) the  distribution  of  Acquiring  Fund Shares to the  shareholders  of the  Acquired  Fund  according to their respective  interests in complete  liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable  after the closing (as defined in Section 3,  hereinafter  called the  "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to  consummate  the Plan,  the  following  actions shall be taken by the Company on behalf of the
Acquiring Fund and the Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

         (a)      Subject to the terms and  conditions  of this Plan,  the Company on behalf of the  Acquired  Fund shall convey,  transfer and deliver to the Acquiring  Fund at the Closing all of the Acquired  Fund's then existing assets,  free and clear of all liens,  encumbrances,  and claims  whatsoever  (other than  shareholders'  rights of redemption),  except for cash, bank deposits,  or cash equivalent  securities in an estimated  amount  necessary to
(i) pay the costs and  expenses  in  carrying  out this Plan  (including,  but not  limited to, fees of counsel and accountants,  and expenses of its liquidation and dissolution  contemplated  hereunder).  (ii) discharge its unpaid liabilities  on its  books at the  closing  date (as  defined  in  section  3,  hereinafter  the  "Closing  Date"), including,  but not limited to, its income  dividends  and capital  gains  distributions,  if any,  payable for the period  prior to,  and  through,  the  Closing  Date;  and (iii) pay such  contingent  liabilities  as the Board of
Directors  shall  reasonably  deem to exist  against the  Acquired  Fund,  if any, at the Closing  Date,  for which contingent  and  other  appropriate  liabilities  reserves  shall  be  established  on the  Acquired  Fund's  books
(hereinafter  "Net  Assets").  The  Acquired  Fund shall also  retain any and all rights  that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the  Acquiring  Fund shall at the Closing  deliver to the Acquired Fund the number of Acquiring Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired  Fund  ("Acquired  Fund Shares") on the Closing Date by the
net asset  value per share of the  Acquiring  Fund  Shares,  and  multiplying  the result  thereof by the number of outstanding  Acquired  Fund Shares as of the close of regular  trading on the New York Stock  Exchange (the "NYSE")
on the Closing  Date.  All such values shall be  determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following  the  Closing,  the  Acquired  Fund  shall  distribute  pro  rata  to  its shareholders  of record as of the close of business on the Closing Date, the Acquiring Fund Shares  received by the
Acquired  Fund  pursuant  to  this  Section  1  and  then  shall  terminate  and  dissolve.  Such  liquidation  and distribution  shall be accomplished by the  establishment  of accounts on the share records of the Company relating to the  Acquiring  Fund and noting in such  accounts  the type and  amounts of  Acquiring  Fund  Shares that former
Acquired  Fund  shareholders  are due based on their  respective  holdings of the Acquired  Fund as of the close of business on the Closing Date.  Fractional  Acquiring Fund Shares shall be carried to the third decimal  place.  The
Acquiring  Fund shall not issue  certificates  representing  the  Acquiring  Fund  shares in  connection  with such exchange.

2.       Valuation.

         (a)      The value of the Acquired  Fund's Net Assets to be  transferred  to the Acquiring  Fund hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (the  "Valuation  Time") using the valuation procedures set forth in Company's currently effective prospectus.

         (b)      The net asset value of a share of the  Acquiring  Fund shall be  determined  to the third decimal point as of the  Valuation  Time using the valuation  procedures  set forth in the  Company's  currently  effective prospectus.

         (c)      The net asset value of a share of the  Acquired  Fund shall be  determined  to the third  decimal point as of the  Valuation  Time using the valuation  procedures  set forth in the  Company's  currently  effective prospectus.

3.       Closing and Closing Date.

         The  consummation  of  the  transactions  contemplated  hereby  shall  take  place  at  the  Closing  (the
"Closing").  The date of the Closing (the  "Closing  Date")  shall be December  12, 2003,  or such earlier or later date as  determined  by the  Company's  officers.  The  Closing  shall  take place at the  principal  office of the
Company at 5:00 P.M.  Eastern  time on the  Closing  Date.  The Company on behalf of the  Acquired  Fund shall have provided for delivery as of the Closing of the Acquired  Fund's Net Assets to be  transferred to the account of the
Acquiring  Fund at the Acquiring  Fund's  Custodian,  The JP Morgan Chase Bank, 4 MetroTech  Center,  Brooklyn,  NY
11245.  Also,  the  Company  on  behalf of the  Acquired  Fund  shall  produce  at the  Closing a list of names and addresses of the  shareholders  of record of the Acquired Fund Shares and the number of full and fractional  shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer agent or by its President or  Vice-President  to the best of its or his or her knowledge  and belief.  The Company on behalf of the Acquiring
Fund shall issue and deliver a  confirmation  evidencing  the Acquiring  Fund Shares to be credited to the Acquired
Fund's account on the Closing Date to the Secretary of the Company,  or shall provide evidence  satisfactory to the
Acquired  Fund that the  Acquiring  Fund Shares have been  registered  in an account on the books of the  Acquiring
Fund in such manner as the Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.

         The Company makes the following representations and warranties about the Acquired Fund:
(a)      The  Acquired  Fund is a series of the Company,  a  corporation  organized  under the laws of the State of
Maryland  and  validly  existing  and in good  standing  under the laws of that  jurisdiction.  The Company is duly registered  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act"),  as an open-end,  management investment  company  and all of the  Acquired  Fund Shares sold were sold  pursuant  to an  effective  registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The  Company  on behalf of the  Acquired  Fund is  authorized  to issue an  unlimited  number of shares of beneficial  interest's  acquired Fund shares, par value $0.001 each, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

         (c)      The  financial  statements  appearing in the  Company's  Annual  Report to  Shareholders  for the
fiscal year ended October 31, 2002, audited by  PricewaterhouseCoopers  LLP, and the financial statements appearing in the  Company's  Semi-Annual  Report to  Shareholders  for the period  ended April 30, 2003,  fairly  present the financial  position  of the  Acquired  Fund as of such dates and the  results  of its  operations  for the  periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (d)      The Company has the  necessary  power and  authority to conduct the Acquired  Fund's  business as such business is now being conducted.

         (e)      The Company on behalf of the  Acquired  Fund is not a party to or obligated  under any  provision of the Company's  Amended and Restated  Charter or By-laws,  or any contract or any other commitment or obligation, and is not subject to any order or decree,  that would be violated by its  execution of or  performance  under this
Plan.

         (f)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The  Acquired  Fund has  elected to be treated as a  regulated  investment  company (a "RIC") for federal  income tax purposes  under Part I of  Subchapter M of the Internal  Revenue Code of 1986,  as amended (the
"Code") and the Acquired  Fund has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the  Closing  Date.  The  consummation  of the  transactions  contemplated  by this  Plan  will not cause the
Acquired Fund to fail to satisfy the requirements of subchapter M of the Code.

         (h)      The Acquired  Fund, or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of Beneficial Owner for United States  Withholding (or other  appropriate  series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer  Identification  Number and Certification,  for each Acquired Fund shareholder of record,  which Form W-8 or Form W-9 can be associated  with  reportable  payments made by the Acquired Fund to such shareholder,  and/or (ii) has otherwise  timely  instituted the  appropriate  backup  withholding  procedures  with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The  Acquiring  Fund is a series of the Company,  a corporation  organized  under the laws of the
State of Maryland and validly  existing and in good standing  under the laws of that  jurisdiction.  The Company is duly  registered  under the 1940 Act as an open-end,  management  investment  company and all of the Acquiring Fund
Shares sold have been sold  pursuant to an  effective  registration  statement  filed under the  Securities  Act of
1933, as amended (the "1933 Act").

         (b)      The  Company  on behalf of the  Acquiring  Fund is  authorized  to issue an  unlimited  number of shares of beneficial  interest's  Acquiring Fund shares,  par value $0.001 each, each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the  Closing,  Acquiring  Fund  Shares will be  eligible  for  offering to the public in those states of the United States and  jurisdictions in which the shares of the Acquired Fund are presently  eligible for offering to the public,  and there are a sufficient  number of Acquiring Fund Shares  registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The  financial  statements  appearing in the  Company's  Annual  Report to  Shareholders  for the
fiscal year ended October 31, 2002, audited by  PricewaterhouseCoopers  LLP, and the financial statements appearing in the  Company's  Semi-Annual  Report to  Shareholders  for the period  ended April 30, 2003,  fairly  present the financial  position  of the  Acquired  Fund as of such dates and the  results  of its  operations  for the  periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (e)      The Company has the necessary  power and authority to conduct the  Acquiring  Fund's  business as such business is now being conducted.

         (f)      The Company on behalf of the  Acquiring  Fund is not a party to or obligated  under any provision of the Company's  Amended and Restated  Charter or By-laws,  or any contract or any other commitment or obligation, and is not subject to any order or decree,  that would be violated by its  execution of or  performance  under this
Plan.

         (g)      The  Acquiring  Fund has to be treated as a RIC for federal  income tax purposes  under Part I of
Subchapter M of the Internal  Revenue Code of 1986,  as amended (the "Code") and the  Acquiring  Fund has qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The  consummation  of the  transactions  contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the  requirements of subchapter M of the Code.

6.       Representations and Warranties by the Company on behalf of the Funds.

         The Company makes the following representations and warranties about the Funds:
         (a)      The  statement  of assets and  liabilities  to be created by the Company for each of the Funds as of the Valuation Time for the purpose of determining  the number of Acquiring Fund Shares to be issued  pursuant to
Section 1 of this Plan will  accurately  reflect the Net Assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and outstanding  shares, as of such date, in conformity with generally  accepted accounting principles applied on a consistent basis.

         (b)      At the  Closing,  the Funds  will have good and  marketable  title to all of the  securities  and other assets shown on the  statement of assets and  liabilities  referred to in "(a)" above,  free and clear of all liens or  encumbrances  of any nature  whatsoever,  except such  imperfections  of title or  encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed in the Company's  current effective  prospectus,  there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

         (d)      There are no known actual or proposed  deficiency  assessments  with respect to any taxes payable by either of the Funds.

         (e)      The  execution,  delivery,  and  performance  of this  Plan  have  been  duly  authorized  by all necessary  action of the Company's  Board of Directors,  and this Plan  constitutes a valid and binding  obligation enforceable in accordance with its terms.

         (f)      The Company  anticipates  that  consummation  of this Plan will not cause  either of the Funds to fail to conform to the  requirements  of Subchapter M of the Code for Federal  income  taxation as a RIC at the end of each fiscal year.

         (g)      The Company has the necessary  power and authority to conduct the business of the Funds,  as such business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.

         (a)      The Company intends to operate each Fund's  respective  business as presently  conducted  between the date hereof and the Closing.

         (b)      The Company  intends that the Acquired  Fund will not acquire the  Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The Company on behalf of the Acquired Fund  intends,  if this Plan is  consummated,  to liquidate and dissolve the Acquired Fund.

         (d)      The Company  intends that, by the Closing,  each of the Fund's  Federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed,  and all Federal and other taxes shown as due on said returns shall have either been paid or adequate  liability  reserves  shall have been provided for the payment of such taxes.

         (e)      At the Closing,  the Company on behalf of the Acquired  Fund intends to have  available a copy of the shareholder  ledger  accounts,  certified by the Company's  transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief,  for all the  shareholders of record of Acquired Fund Shares as of the  Valuation  Time who are to become  shareholders  of the  Acquiring  Fund as a result of the  transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder of record of the Acquired Fund entitled to vote at the meeting of its  shareholders at which action on this Plan is to be considered,  in sufficient time to comply with  requirements  as to notice  thereof,  a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable  provisions of Section 14(a) of the Securities  Exchange Act of 1934, as amended,  and
Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

         (g)      The Company  intends to file with the U.S.  Securities  and Exchange  Commission  a  registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable  hereunder  ("Registration
Statements"),  and will use its best  efforts to provide  that the  Registration  Statement  becomes  effective  as promptly as practicable.  At the time the  Registration  Statement  becomes  effective,  it will: (i) comply in all material  respects  with the  applicable  provisions  of the 1933 Act,  and the rules and  regulations  promulgated thereunder;  and (ii) not contain any untrue  statement of material  fact or omit to state a material fact required to be stated  therein or necessary to make the  statements  therein not  misleading.  At the time the  Registration
Statement  becomes  effective,  at the time of the  shareholders'  meeting of the Acquired Fund, and at the Closing
Date,  the  prospectus  and statement of additional  information  included in the  Registration  Statement will not contain any untrue  statement of a material fact or omit to state a material fact  necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

         The  consummation  of the Plan with respect to the  Acquiring  Fund and the Acquired Fund shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Funds shall be true  and  correct  as of the  Closing  with  the  same  effect  as  though  made as of and at such  date;  (ii)
performance  of all  obligations  required by this Plan to be performed by the Company on behalf of the Funds shall occur prior to the Closing;  and (iii) the Company shall  execute a  certificate  signed by the President or a Vice
President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted  and  approved by the  appropriate  action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That  the  U.S.  Securities  and  Exchange  Commission  shall  not  have  issued  an  unfavorable management  report under Section  25(b) of the 1940 Act or  instituted  or  threatened to institute any  proceeding seeking to enjoin  consummation  of the Plan under  Section 25(c) of the 1940 Act.  And,  further,  no other legal, administrative  or other  proceeding  shall have been  instituted or threatened  that would  materially  affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That the Plan  contemplated  hereby  shall have been  adopted  and  approved  by the  appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

         (e)      That a  distribution  or  distributions  shall have been  declared  for each  Fund,  prior to the
Closing  Date  that,  together  with  all  previous  distributions,  shall  have  the  effect  of  distributing  to shareholders  of each Fund (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period from the close of its last fiscal year to the  Valuation  Time and (ii) any  undistributed  ordinary  income and capital gain net income from any prior  period.  Capital gain net income has the meaning  assigned to such term by Section 1222(9) of the Code.

         (f)      That  there  shall be  delivered  to the  Company  on behalf of the Funds an  opinion in form and substance  satisfactory  to it from Messrs.  Stradley Ronon Stevens & Young,  LLP,  counsel to the Company,  to the effect  that,  subject in all  respects  to the  effects of  bankruptcy,  insolvency,  reorganization,  moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund  Shares  to be issued  pursuant  to the terms of this Plan have been duly  authorized  and, when issued and delivered as provided in this Plan,  will have been validly  issued and fully paid and will be non-assessable by the Company, on behalf of the Acquiring Fund;

                           (2)      All actions  required to be taken by the Company  and/or Funds to authorize and effect the Plan  contemplated  hereby have been duly authorized by all necessary  action on the part of the Company and the Funds;

                           (3)      Neither the  execution,  delivery nor  performance  of this Plan by the Company violates  any  provision  of the  Company's  Amended and  Restated  Charter or By-laws,  or the  provisions  of any agreement  or other  instrument  known to such  counsel  to which the  Company is a party or by which the Funds are otherwise  bound;  this Plan is the  legal,  valid  and  binding  obligation  of the  Company  and each Fund and is enforceable against the Company and/or each Fund in accordance with its terms; and

                           (4)      The Company's  registration  statement,  of which the prospectus dated March 1,
2003 relating to each Fund (the  "Prospectus")  is a part,  is, at the time of the signing of this Plan,  effective under the 1933 Act, and, to the best  knowledge of such counsel,  no stop order  suspending  the  effectiveness  of such  registration  statement  has been issued,  and no  proceedings  for such purpose have been  instituted or are pending  before or threatened by the U.S.  Securities and Exchange  Commission  under the 1933 Act, and nothing has come to counsel's  attention that causes it to believe that, at the time the  Prospectus  became  effective,  or at the time of the signing of this Plan, or at the Closing,  such Prospectus (except for the financial  statements and other  financial  and  statistical  data  included  therein,  as to which  counsel  need not  express an  opinion), contained  any untrue  statement  of a material  fact or omitted  to state a material  fact  required  to be stated
therein  or  necessary  to make the  statements  therein  not  misleading;  and such  counsel  knows of no legal or government  proceedings  required to be described in the Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the  opinions  set forth  above,  counsel  may state that it is relying on  certificates  of the officers  of the Company  with regard to matters of fact,  and certain  certifications  and written  statements  of governmental officials with respect to the good standing of the Company.

         (g)      That the  Company's  Registration  Statement  with  respect to the  Acquiring  Fund  Shares to be delivered to the Acquired  Fund's  shareholders in accordance  with this Plan shall have become  effective,  and no stop order  suspending the  effectiveness  of the  Registration  Statement or any amendment or supplement  thereto, shall have been issued  prior to the  Closing  Date or shall be in effect at Closing,  and no  proceedings  for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the  Acquiring  Fund Shares to be  delivered  hereunder  shall be  eligible  for sale by the
Acquiring  Fund with each state  commission  or agency with which such  eligibility  is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That, at the Closing,  there shall be  transferred  to the Acquiring Fund aggregate Net Assets of the Acquired  Fund  comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

9.       Expenses.

         (a)      The Company  represents  and warrants  that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b)      The  expenses of entering  into and carrying  out the  provisions  of this Plan shall be borne by
[the Funds on a pro rata basis in  proportion  to the  Acquiring  Fund's and  Acquired  Fund's net assets as of the
Closing].

10.      Termination; Postponement; Waiver; Order.

         (a)      Anything  contained in this Plan to the  contrary  notwithstanding,  this Plan may be  terminated and  abandoned at any time (whether  before or after  approval  thereof by the  shareholders  of an Acquired  Fund)
prior to the Closing or the  Closing  may be  postponed  by the  Company on behalf of a Fund by  resolution  of the
Board of Directors,  if  circumstances  develop that, in the opinion of the Board,  make  proceeding  with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this Plan have not been  consummated by March 1, 2004, the
Plan shall  automatically  terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

         (c)      In the event of  termination  of this Plan  pursuant  to the  provisions  hereof,  the same shall become void and have no further  effect  with  respect to the  Acquiring  Fund or  Acquired  Fund,  and neither the
Company, the Acquiring Fund nor the Acquired Fund, nor the directors,  officers,  agents or shareholders shall have any liability in respect of this Plan.

(d)      At any time prior to the Closing,  any of the terms or  conditions of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Company's  Board of Directors if, in the judgment of such Board of Directors,  such action or waiver will not have a material  adverse  affect on the benefits  intended under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations  and warranties  contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization,  and neither the Company nor any of its officers,  directors, agents or shareholders  nor the Funds nor any of their  shareholders  shall have any liability with respect to such representations  or warranties  after the Closing.  This provision shall not protect any officer,  director,  agent or  shareholder  of any of the Funds or the Company  against any  liability  to the entity for which that  officer, director,  agent or shareholder so acts or to any of the Company's  shareholders  to which that officer,  director, agent or shareholder would otherwise be subject by reason of willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities and Exchange  Commission with respect to this Plan shall be issued  prior to the Closing and shall impose any terms or  conditions  that are  determined  by action of the Board of Directors of the Company on behalf of the Funds to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan  without  further  vote or approval of the  shareholders  of the  Acquired  Fund, unless such terms and  conditions  shall result in a change in the method of computing the number of Acquiring Fund
Shares to be issued to the  Acquired  Fund in which  event,  unless  such  terms  and  conditions  shall  have been included in the proxy  solicitation  material  furnished  to the  shareholders  of the  Acquired  Fund prior to the meeting  at which the  transactions  contemplated  by this Plan shall  have been  approved,  this Plan shall not be consummated  and shall  terminate  unless the Company on behalf of the Acquired Fund shall  promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.

         This Plan  embodies  the entire  plan of the  Company on behalf of the Funds and there are no  agreements, understandings,  restrictions,  or  warranties  between  the  parties  other than those set forth  herein or herein provided  for.  This Plan may be amended  only by the  Company on behalf of a Fund in  writing.  Neither  this Plan nor any  interest  herein may be assigned  without the prior  written  consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.      Notices.

         Any notice,  report,  or demand  required or permitted  by any  provision of this Plan shall be in writing and shall be deemed to have been given if  delivered  or mailed,  first class  postage  prepaid,  addressed  to the
Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

         IN WITNESS  WHEREOF,  American  Skandia  Advisor Funds,  Inc., on behalf ASAF Marsico  Capital Growth Fund and the ASAF Alliance  Growth Fund, has executed this Plan by its duly authorized  officer,  all as of the date and year first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF Marsico Capital Growth Fund

                                                   ASAF Alliance Growth Fund

Attest:                                            By:

_____________________________                      ___________________________________________

                                                   Title:

                                                   ___________________________________________

                                              PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this 25th day of July,  2003, by American Skandia
Advisor Funds,  Inc. (the  "Company"),  a business trust organized under the laws of the State of Maryland with its principal  place of business at One Corporate  Drive,  Shelton,  Connecticut  06484,  on behalf of the ASAF Marsico
Capital  Growth Fund (the  "Acquiring  Fund") and the ASAF Alger All-Cap Growth Fund (the  "Acquired  Fund"),  both series of the Company.  Together, the Acquiring Fund and Acquired Fund are referred to as the "Funds."

         The reorganization  (hereinafter referred to as the "Reorganization")  will consist of (i) the acquisition by the Acquiring  Fund,  of  substantially  all of the  property,  assets and goodwill of the Acquired Fund and the assumption by the Acquiring  Fund of all of the  liabilities  of the Acquired Fund in exchange  solely for full and fractional shares of beneficial  interest,  par value $0.001 each, of the Acquiring Fund ("Acquiring Fund Shares");
(ii) the  distribution  of  Acquiring  Fund Shares to the  shareholders  of the  Acquired  Fund  according to their respective  interests in complete  liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable  after the closing (as defined in Section 3,  hereinafter  called the  "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to  consummate  the Plan,  the  following  actions shall be taken by the Company on behalf of the
Acquiring Fund and the Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

         (a)      Subject to the terms and  conditions  of this Plan,  the Company on behalf of the  Acquired  Fund shall convey,  transfer and deliver to the Acquiring  Fund at the Closing all of the Acquired  Fund's then existing assets,  free and clear of all liens,  encumbrances,  and claims  whatsoever  (other than  shareholders'  rights of redemption),  except for cash, bank deposits,  or cash equivalent  securities in an estimated  amount  necessary to
(i) pay the costs and  expenses  in  carrying  out this Plan  (including,  but not  limited to, fees of counsel and accountants,  and expenses of its liquidation and dissolution  contemplated  hereunder).  (ii) discharge its unpaid liabilities  on its  books at the  closing  date (as  defined  in  section  3,  hereinafter  the  "Closing  Date"), including,  but not limited to, its income  dividends  and capital  gains  distributions,  if any,  payable for the period  prior to,  and  through,  the  Closing  Date;  and (iii) pay such  contingent  liabilities  as the Board of
Directors  shall  reasonably  deem to exist  against the  Acquired  Fund,  if any, at the Closing  Date,  for which contingent  and  other  appropriate  liabilities  reserves  shall  be  established  on the  Acquired  Fund's  books
(hereinafter  "Net  Assets").  The  Acquired  Fund shall also  retain any and all rights  that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the  Acquiring  Fund shall at the Closing  deliver to the Acquired Fund the number of Acquiring Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired  Fund  ("Acquired  Fund Shares") on the Closing Date by the
net asset  value per share of the  Acquiring  Fund  Shares,  and  multiplying  the result  thereof by the number of outstanding  Acquired  Fund Shares as of the close of regular  trading on the New York Stock  Exchange (the "NYSE")
on the Closing  Date.  All such values shall be  determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following  the  Closing,  the  Acquired  Fund  shall  distribute  pro  rata  to  its shareholders  of record as of the close of business on the Closing Date, the Acquiring Fund Shares  received by the
Acquired  Fund  pursuant  to  this  Section  1  and  then  shall  terminate  and  dissolve.  Such  liquidation  and distribution  shall be accomplished by the  establishment  of accounts on the share records of the Company relating to the  Acquiring  Fund and noting in such  accounts  the type and  amounts of  Acquiring  Fund  Shares that former
Acquired  Fund  shareholders  are due based on their  respective  holdings of the Acquired  Fund as of the close of business on the Closing Date.  Fractional  Acquiring Fund Shares shall be carried to the third decimal  place.  The
Acquiring  Fund shall not issue  certificates  representing  the  Acquiring  Fund  shares in  connection  with such exchange.

2.       Valuation.

         (a)      The value of the Acquired  Fund's Net Assets to be  transferred  to the Acquiring  Fund hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (the  "Valuation  Time") using the valuation procedures set forth in Company's currently effective prospectus.

         (b)      The net asset value of a share of the  Acquiring  Fund shall be  determined  to the third decimal point as of the  Valuation  Time using the valuation  procedures  set forth in the  Company's  currently  effective prospectus.

         (c)      The net asset value of a share of the  Acquired  Fund shall be  determined  to the third  decimal point as of the  Valuation  Time using the valuation  procedures  set forth in the  Company's  currently  effective prospectus.

3.       Closing and Closing Date.

         The  consummation  of  the  transactions  contemplated  hereby  shall  take  place  at  the  Closing  (the
"Closing").  The date of the Closing (the  "Closing  Date")  shall be December  12, 2003,  or such earlier or later date as  determined  by the  Company's  officers.  The  Closing  shall  take place at the  principal  office of the
Company at 5:00 P.M.  Eastern  time on the  Closing  Date.  The Company on behalf of the  Acquired  Fund shall have provided for delivery as of the Closing of the Acquired  Fund's Net Assets to be  transferred to the account of the
Acquiring  Fund at the Acquiring  Fund's  Custodian,  The JP Morgan Chase Bank, 4 MetroTech  Center,  Brooklyn,  NY
11245.  Also,  the  Company  on  behalf of the  Acquired  Fund  shall  produce  at the  Closing a list of names and addresses of the  shareholders  of record of the Acquired Fund Shares and the number of full and fractional  shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer agent or by its President or  Vice-President  to the best of its or his or her knowledge  and belief.  The Company on behalf of the Acquiring
Fund shall issue and deliver a  confirmation  evidencing  the Acquiring  Fund Shares to be credited to the Acquired
Fund's account on the Closing Date to the Secretary of the Company,  or shall provide evidence  satisfactory to the
Acquired  Fund that the  Acquiring  Fund Shares have been  registered  in an account on the books of the  Acquiring
Fund in such manner as the Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.

         The Company makes the following representations and warranties about the Acquired Fund:
(c)      The  Acquired  Fund is a series of the Company,  a  corporation  organized  under the laws of the State of
Maryland  and  validly  existing  and in good  standing  under the laws of that  jurisdiction.  The Company is duly registered  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act"),  as an open-end,  management investment  company  and all of the  Acquired  Fund Shares sold were sold  pursuant  to an  effective  registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(d)      The  Company  on behalf of the  Acquired  Fund is  authorized  to issue an  unlimited  number of shares of beneficial  interest's  acquired Fund shares, par value $0.001 each, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

         (c)      The  financial  statements  appearing in the  Company's  Annual  Report to  Shareholders  for the
fiscal year ended October 31, 2002, audited by  PricewaterhouseCoopers  LLP, and the financial statements appearing in the  Company's  Semi-Annual  Report to  Shareholders  for the period  ended April 30, 2003,  fairly  present the financial  position  of the  Acquired  Fund as of such dates and the  results  of its  operations  for the  periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (d)      The Company has the  necessary  power and  authority to conduct the Acquired  Fund's  business as such business is now being conducted.

         (e)      The Company on behalf of the  Acquired  Fund is not a party to or obligated  under any  provision of the Company's  Amended and Restated  Charter or By-laws,  or any contract or any other commitment or obligation, and is not subject to any order or decree,  that would be violated by its  execution of or  performance  under this
Plan.

         (f)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The  Acquired  Fund has  elected to be treated as a  regulated  investment  company (a "RIC") for federal  income tax purposes  under Part I of  Subchapter M of the Internal  Revenue Code of 1986,  as amended (the
"Code") and the Acquired  Fund has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the  Closing  Date.  The  consummation  of the  transactions  contemplated  by this  Plan  will not cause the
Acquired Fund to fail to satisfy the requirements of subchapter M of the Code.

         (h)      The Acquired  Fund, or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of Beneficial Owner for United States  Withholding (or other  appropriate  series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer  Identification  Number and Certification,  for each Acquired Fund shareholder of record,  which Form W-8 or Form W-9 can be associated  with  reportable  payments made by the Acquired Fund to such shareholder,  and/or (ii) has otherwise  timely  instituted the  appropriate  backup  withholding  procedures  with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The  Acquiring  Fund is a series of the Company,  a corporation  organized  under the laws of the
State of Maryland and validly  existing and in good standing  under the laws of that  jurisdiction.  The Company is duly  registered  under the 1940 Act as an open-end,  management  investment  company and all of the Acquiring Fund
Shares sold have been sold  pursuant to an  effective  registration  statement  filed under the  Securities  Act of
1933, as amended (the "1933 Act").

         (b)      The  Company  on behalf of the  Acquiring  Fund is  authorized  to issue an  unlimited  number of shares of beneficial  interest's  Acquiring Fund shares,  par value $0.001 each, each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the  Closing,  Acquiring  Fund  Shares will be  eligible  for  offering to the public in those states of the United States and  jurisdictions in which the shares of the Acquired Fund are presently  eligible for offering to the public,  and there are a sufficient  number of Acquiring Fund Shares  registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The  financial  statements  appearing in the  Company's  Annual  Report to  Shareholders  for the
fiscal year ended October 31, 2002, audited by  PricewaterhouseCoopers  LLP, and the financial statements appearing in the  Company's  Semi-Annual  Report to  Shareholders  for the period  ended April 30, 2003,  fairly  present the financial  position  of the  Acquired  Fund as of such dates and the  results  of its  operations  for the  periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (e)      The Company has the necessary  power and authority to conduct the  Acquiring  Fund's  business as such business is now being conducted.

         (f)      The Company on behalf of the  Acquiring  Fund is not a party to or obligated  under any provision of the Company's  Amended and Restated  Charter or By-laws,  or any contract or any other commitment or obligation, and is not subject to any order or decree,  that would be violated by its  execution of or  performance  under this
Plan.

         (g)      The  Acquiring  Fund has to be treated as a RIC for federal  income tax purposes  under Part I of
Subchapter M of the Internal  Revenue Code of 1986,  as amended (the "Code") and the  Acquiring  Fund has qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The  consummation  of the  transactions  contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the  requirements of subchapter M of the Code.

6.       Representations and Warranties by the Company on behalf of the Funds.

         The Company makes the following representations and warranties about the Funds:
         (a)      The  statement  of assets and  liabilities  to be created by the Company for each of the Funds as of the Valuation Time for the purpose of determining  the number of Acquiring Fund Shares to be issued  pursuant to
Section 1 of this Plan will  accurately  reflect the Net Assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and outstanding  shares, as of such date, in conformity with generally  accepted accounting principles applied on a consistent basis.

         (b)      At the  Closing,  the Funds  will have good and  marketable  title to all of the  securities  and other assets shown on the  statement of assets and  liabilities  referred to in "(a)" above,  free and clear of all liens or  encumbrances  of any nature  whatsoever,  except such  imperfections  of title or  encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed in the Company's  current effective  prospectus,  there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

         (d)      There are no known actual or proposed  deficiency  assessments  with respect to any taxes payable by either of the Funds.

         (e)      The  execution,  delivery,  and  performance  of this  Plan  have  been  duly  authorized  by all necessary  action of the Company's  Board of Directors,  and this Plan  constitutes a valid and binding  obligation enforceable in accordance with its terms.

         (f)      The Company  anticipates  that  consummation  of this Plan will not cause  either of the Funds to fail to conform to the  requirements  of Subchapter M of the Code for Federal  income  taxation as a RIC at the end of each fiscal year.

         (g)      The Company has the necessary  power and authority to conduct the business of the Funds,  as such business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.

         (a)      The Company intends to operate each Fund's  respective  business as presently  conducted  between the date hereof and the Closing.

         (b)      The Company  intends that the Acquired  Fund will not acquire the  Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The Company on behalf of the Acquired Fund  intends,  if this Plan is  consummated,  to liquidate and dissolve the Acquired Fund.

         (d)      The Company  intends that, by the Closing,  each of the Fund's  Federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed,  and all Federal and other taxes shown as due on said returns shall have either been paid or adequate  liability  reserves  shall have been provided for the payment of such taxes.

         (e)      At the Closing,  the Company on behalf of the Acquired  Fund intends to have  available a copy of the shareholder  ledger  accounts,  certified by the Company's  transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief,  for all the  shareholders of record of Acquired Fund Shares as of the  Valuation  Time who are to become  shareholders  of the  Acquiring  Fund as a result of the  transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder of record of the Acquired Fund entitled to vote at the meeting of its  shareholders at which action on this Plan is to be considered,  in sufficient time to comply with  requirements  as to notice  thereof,  a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable  provisions of Section 14(a) of the Securities  Exchange Act of 1934, as amended,  and
Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

         (g)      The Company  intends to file with the U.S.  Securities  and Exchange  Commission  a  registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable  hereunder  ("Registration
Statements"),  and will use its best  efforts to provide  that the  Registration  Statement  becomes  effective  as promptly as practicable.  At the time the  Registration  Statement  becomes  effective,  it will: (i) comply in all material  respects  with the  applicable  provisions  of the 1933 Act,  and the rules and  regulations  promulgated thereunder;  and (ii) not contain any untrue  statement of material  fact or omit to state a material fact required to be stated  therein or necessary to make the  statements  therein not  misleading.  At the time the  Registration
Statement  becomes  effective,  at the time of the  shareholders'  meeting of the Acquired Fund, and at the Closing
Date,  the  prospectus  and statement of additional  information  included in the  Registration  Statement will not contain any untrue  statement of a material fact or omit to state a material fact  necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

         The  consummation  of the Plan with respect to the  Acquiring  Fund and the Acquired Fund shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Funds shall be true  and  correct  as of the  Closing  with  the  same  effect  as  though  made as of and at such  date;  (ii)
performance  of all  obligations  required by this Plan to be performed by the Company on behalf of the Funds shall occur prior to the Closing;  and (iii) the Company shall  execute a  certificate  signed by the President or a Vice
President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been  adopted  and  approved by the  appropriate  action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That  the  U.S.  Securities  and  Exchange  Commission  shall  not  have  issued  an  unfavorable management  report under Section  25(b) of the 1940 Act or  instituted  or  threatened to institute any  proceeding seeking to enjoin  consummation  of the Plan under  Section 25(c) of the 1940 Act.  And,  further,  no other legal, administrative  or other  proceeding  shall have been  instituted or threatened  that would  materially  affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That the Plan  contemplated  hereby  shall have been  adopted  and  approved  by the  appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

         (e)      That a  distribution  or  distributions  shall have been  declared  for each  Fund,  prior to the
Closing  Date  that,  together  with  all  previous  distributions,  shall  have  the  effect  of  distributing  to shareholders  of each Fund (i) all of its ordinary  income and all of its capital gain net income,  if any, for the period from the close of its last fiscal year to the  Valuation  Time and (ii) any  undistributed  ordinary  income and capital gain net income from any prior  period.  Capital gain net income has the meaning  assigned to such term by Section 1222(9) of the Code.

         (f)      That  there  shall be  delivered  to the  Company  on behalf of the Funds an  opinion in form and substance  satisfactory  to it from Messrs.  Stradley Ronon Stevens & Young,  LLP,  counsel to the Company,  to the effect  that,  subject in all  respects  to the  effects of  bankruptcy,  insolvency,  reorganization,  moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund  Shares  to be issued  pursuant  to the terms of this Plan have been duly  authorized  and, when issued and delivered as provided in this Plan,  will have been validly  issued and fully paid and will be non-assessable by the Company, on behalf of the Acquiring Fund;

                           (2)      All actions  required to be taken by the Company  and/or Funds to authorize and effect the Plan  contemplated  hereby have been duly authorized by all necessary  action on the part of the Company and the Funds;

                           (3)      Neither the  execution,  delivery nor  performance  of this Plan by the Company violates  any  provision  of the  Company's  Amended and  Restated  Charter or By-laws,  or the  provisions  of any agreement  or other  instrument  known to such  counsel  to which the  Company is a party or by which the Funds are otherwise  bound;  this Plan is the  legal,  valid  and  binding  obligation  of the  Company  and each Fund and is enforceable against the Company and/or each Fund in accordance with its terms; and

                           (4)      The Company's  registration  statement,  of which the prospectus dated March 1,
2003 relating to each Fund (the  "Prospectus")  is a part,  is, at the time of the signing of this Plan,  effective under the 1933 Act, and, to the best  knowledge of such counsel,  no stop order  suspending  the  effectiveness  of such  registration  statement  has been issued,  and no  proceedings  for such purpose have been  instituted or are pending  before or threatened by the U.S.  Securities and Exchange  Commission  under the 1933 Act, and nothing has come to counsel's  attention that causes it to believe that, at the time the  Prospectus  became  effective,  or at the time of the signing of this Plan, or at the Closing,  such Prospectus (except for the financial  statements and other  financial  and  statistical  data  included  therein,  as to which  counsel  need not  express an  opinion), contained  any untrue  statement  of a material  fact or omitted  to state a material  fact  required  to be stated
therein  or  necessary  to make the  statements  therein  not  misleading;  and such  counsel  knows of no legal or government  proceedings  required to be described in the Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the  opinions  set forth  above,  counsel  may state that it is relying on  certificates  of the officers  of the Company  with regard to matters of fact,  and certain  certifications  and written  statements  of governmental officials with respect to the good standing of the Company.

         (g)      That the  Company's  Registration  Statement  with  respect to the  Acquiring  Fund  Shares to be delivered to the Acquired  Fund's  shareholders in accordance  with this Plan shall have become  effective,  and no stop order  suspending the  effectiveness  of the  Registration  Statement or any amendment or supplement  thereto, shall have been issued  prior to the  Closing  Date or shall be in effect at Closing,  and no  proceedings  for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the  Acquiring  Fund Shares to be  delivered  hereunder  shall be  eligible  for sale by the
Acquiring  Fund with each state  commission  or agency with which such  eligibility  is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That, at the Closing,  there shall be  transferred  to the Acquiring Fund aggregate Net Assets of the Acquired  Fund  comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

9.       Expenses.

         (a)      The Company  represents  and warrants  that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b)      The  expenses of entering  into and carrying  out the  provisions  of this Plan shall be borne by
[the Funds on a pro rata basis in  proportion  to the  Acquiring  Fund's and  Acquired  Fund's net assets as of the
Closing].

10.      Termination; Postponement; Waiver; Order.

         (a)      Anything  contained in this Plan to the  contrary  notwithstanding,  this Plan may be  terminated and  abandoned at any time (whether  before or after  approval  thereof by the  shareholders  of an Acquired  Fund)
prior to the Closing or the  Closing  may be  postponed  by the  Company on behalf of a Fund by  resolution  of the
Board of Directors,  if  circumstances  develop that, in the opinion of the Board,  make  proceeding  with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this Plan have not been  consummated by March 1, 2004, the
Plan shall  automatically  terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

         (c)      In the event of  termination  of this Plan  pursuant  to the  provisions  hereof,  the same shall become void and have no further  effect  with  respect to the  Acquiring  Fund or  Acquired  Fund,  and neither the
Company, the Acquiring Fund nor the Acquired Fund, nor the directors,  officers,  agents or shareholders shall have any liability in respect of this Plan.

(d)      At any time prior to the Closing,  any of the terms or  conditions of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Company's  Board of Directors if, in the judgment of such Board of Directors,  such action or waiver will not have a material  adverse  affect on the benefits  intended under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations  and warranties  contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization,  and neither the Company nor any of its officers,  directors, agents or shareholders  nor the Funds nor any of their  shareholders  shall have any liability with respect to such representations  or warranties  after the Closing.  This provision shall not protect any officer,  director,  agent or  shareholder  of any of the Funds or the Company  against any  liability  to the entity for which that  officer, director,  agent or shareholder so acts or to any of the Company's  shareholders  to which that officer,  director, agent or shareholder would otherwise be subject by reason of willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities and Exchange  Commission with respect to this Plan shall be issued  prior to the Closing and shall impose any terms or  conditions  that are  determined  by action of the Board of Directors of the Company on behalf of the Funds to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan  without  further  vote or approval of the  shareholders  of the  Acquired  Fund, unless such terms and  conditions  shall result in a change in the method of computing the number of Acquiring Fund
Shares to be issued to the  Acquired  Fund in which  event,  unless  such  terms  and  conditions  shall  have been included in the proxy  solicitation  material  furnished  to the  shareholders  of the  Acquired  Fund prior to the meeting  at which the  transactions  contemplated  by this Plan shall  have been  approved,  this Plan shall not be consummated  and shall  terminate  unless the Company on behalf of the Acquired Fund shall  promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.

         This Plan  embodies  the entire  plan of the  Company on behalf of the Funds and there are no  agreements, understandings,  restrictions,  or  warranties  between  the  parties  other than those set forth  herein or herein provided  for.  This Plan may be amended  only by the  Company on behalf of a Fund in  writing.  Neither  this Plan nor any  interest  herein may be assigned  without the prior  written  consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.      Notices.

         Any notice,  report,  or demand  required or permitted  by any  provision of this Plan shall be in writing and shall be deemed to have been given if  delivered  or mailed,  first class  postage  prepaid,  addressed  to the
Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

         IN WITNESS WHEREOF,  American Skandia Advisor Funds,  Inc., on behalf ASAF Marsico Capital Growth Fund and the ASAF Alger All-Cap Growth Fund, has executed this Plan by its duly authorized  officer,  all as of the date and year first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF Marsico Capital Growth Fund

                                                   ASAF Alger All-Cap Growth Fund

Attest:                                            By:

_____________________________                      ___________________________________________

                                                   Title:

                                                   ___________________________________________

5

                                                     EXHIBIT B

                                          Prospectus dated March 1, 2003

         The  Prospectus  for the ASAF Alger  All-Cap  Growth  Fund,  the ASAF  Alliance  Growth  Fund and the ASAF
Marsico  Capital  Growth  Fund of  American  Skandia  Advisor  Funds,  Inc.  dated  March 1, 2003,  is part of this
Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

                                                     EXHIBIT C

                                       Annual Report dated October 31, 2002

         The  ASAF  Annual  Report  to  Shareholders  dated  October  31,  2002,  is part of this  Prospectus/Proxy
Statement and will be included in the proxy solicitation mailing to shareholders.

                                                     EXHIBIT D

              Supplements dated May 16, 2003, August 1, 2003, September 16, 2003 and October 2, 2003

         Supplements  dated May 16, 2003,  August 1, 2003,  September 16, 2003 and October 2, 2003 are part of this
Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

                                                                                                         Pr1  10/03

PRIORITY MAIL
U.S. POSTAGE
PAID
PROXY
TABULATOR One Corporate Drive PO Box 883 Shelton CT 06848
PRIORITY MAIL
3 EASY WAYS TO VOTE YOUR PROXY
1. Automated Touch Tone Voting: Call toll-free 1-800-690-6903 and use the control number shown.
2. On the Internet: Go to www.proxyweb.com and use the control number shown.
3. Mail: Sign, Date and Return this proxy card using the enclosed postage paid envelope.
If you vote by Touch Tone Telephone or the Internet, do not mail this card.
CONTROL NUMBER: 999 999 999 999 99 **** ****
FUND NAME PRINTS HERE
THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN SKANDIA ADVISOR FUNDS, INC. (THE "COMPANY") FOR USE AT THE
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD AT 100 MULBERRY STREET, GATEWAY CENTER THREE, 14th FLOOR, NEWARK, NEW JERSEY
07102 ON NOVEMBER 21, 2003 AT 11:00 A.M. EASTERN STANDARD TIME.
The undersigned hereby appoints Edward P. Macdonald, Marguerite E. H. Morrison, and Grace C. Torres and each of them, with full power of substitution, as
proxies of the undersigned to vote at the above stated Special Meeting, and all adjournments thereof, all shares of capital stock of the Fund named above held
of record by the undersigned on the record date for the Meeting, upon the matters set forth on the reverse side of this card, and upon any other matter which
may properly come before the Meeting, at their discretion.
Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be voted FOR the proposal.
e Date:________________________
Signature (Please sign in box) Sign here exactly as name(s) appear(s) on left. Joint owners should each sign personally.
If only one signs, his or her signature will be binding. If the contract owner is a trust, custodial account or other entity, the name of the trust or the custodial account should be entered and the trustee, custodian, etc. should sign in his or her own name, indicating that he or she is "Trustee," "Custodian," or other applicable designation. If the contract owner is a partnership, the partnership should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."

X Please fill in one of the boxes as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.0
FOR AGAINST ABSTAIN
1. TO APPROVE A PLAN OF REORGANIZATION OF THE COMPANY ON BEHALF OF THE ASAF
ALLIANCE GROWTH FUND AND THE ASAF MARSICO CAPITAL GROWTH FUND OF THE
COMPANY, THAT PROVIDES FOR THE ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS
OF THE ASAF ALLIANCE GROWTH FUND IN EXCHANGE FOR SHARES OF ASAF MARSICO
CAPITAL GROWTH FUND, THE DISTRIBUTION OF SUCH SHARES TO THE SHAREHOLDERS OF
THE ASAF ALLIANCE GROWTH FUND, AND THE LIQUIDATION AND DISSOLUTION OF ASAF
ALLIANCE GROWTH FUND.
0 0 0
PLEASE SIGN ON REVERSE SIDE
Alliance GF

PRIORITY MAIL
U.S. POSTAGE
PAID
PROXY
TABULATOR One Corporate Drive PO Box 883 Shelton CT 06848
PRIORITY MAIL
3 EASY WAYS TO VOTE YOUR PROXY
1. Automated Touch Tone Voting: Call toll-free 1-800-690-6903 and use the control number shown.
2. On the Internet: Go to www.proxyweb.com and use the control number shown.
3. Mail: Sign, Date and Return this proxy card using the enclosed postage paid envelope.
If you vote by Touch Tone Telephone or the Internet, do not mail this card.
CONTROL NUMBER: 999 999 999 999 99 **** ****
FUND NAME PRINTS HERE
THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN SKANDIA ADVISOR FUNDS, INC. (THE "COMPANY") FOR USE AT THE
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD AT 100 MULBERRY STREET, GATEWAY CENTER THREE, 14th FLOOR, NEWARK, NEW JERSEY
07102 ON NOVEMBER 21, 2003 AT 11:00 A.M. EASTERN STANDARD TIME.
The undersigned hereby appoints Edward P. Macdonald, Marguerite E. H. Morrison, and Grace C. Torres and each of them, with full power of substitution, as
proxies of the undersigned to vote at the above stated Special Meeting, and all adjournments thereof, all shares of capital stock of the Fund named above held
of record by the undersigned on the record date for the Meeting, upon the matters set forth on the reverse side of this card, and upon any other matter which
may properly come before the Meeting, at their discretion.
Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be voted FOR the proposal.
e Date:________________________
Signature (Please sign in box) Sign here exactly as name(s) appear(s) on left. Joint owners should each sign personally.
If only one signs, his or her signature will be binding. If the contract owner is a trust, custodial account or other entity, the name of the trust or the custodial account should be entered and the trustee, custodian, etc. should sign in his or her own name, indicating that he or she is "Trustee," "Custodian," or other applicable designation. If the contract owner is a partnership, the partnership should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."
AS Mergers-R

e e
X Please fill in one of the boxes as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS.0
FOR AGAINST ABSTAIN
1. TO APPROVE A PLAN OF REORGANIZATION OF THE COMPANY ON BEHALF OF THE ASAF
ALGER ALL-CAP GROWTH FUND AND THE ASAF MARSICO CAPITAL GROWTH FUND OF THE
COMPANY, THAT PROVIDES FOR THE ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS
OF THE ASAF ALGER ALL-CAP GROWTH FUND IN EXCHANGE FOR SHARES OF ASAF
MARSICO CAPITAL GROWTH FUND, THE DISTRIBUTION OF SUCH SHARES TO THE
SHAREHOLDERS OF THE ASAF ALGER ALL-CAP GROWTH FUND, AND THE LIQUIDATION AND
DISSOLUTION OF ASAF ALGER ALL-CAP GROWTH FUND.
0 0 0
PLEASE SIGN ON REVERSE SIDE
Alger ACG

                                        STATEMENT OF ADDITIONAL INFORMATION
                                                        FOR
                                       AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                             Dated October 10, 2003

                                           Acquisition of the Assets of
                                         the ASAF Alliance Growth Fund and
                                        the ASAF Alger All-Cap Growth Fund,
                                both series of American Skandia Advisor Funds, Inc.

                                       By and in exchange for shares of the
                                       the ASAF Marsico Capital Growth Fund,
                               also a series of American Skandia Advisor Funds, Inc.

         This  Statement  of  Additional  Information  (SAI)  relates  specifically  to the  proposed  delivery  of substantially  all of the assets of the ASAF  Alliance  Growth  Fund and the ASAF  Alger  All-Cap  Growth  Fund for
shares of the ASAF Marsico Capital Growth Fund.

         This SAI  consists of this Cover Page and the  following  documents.  Each of these  documents is enclosed with and is legally considered to be a part of this SAI:

                  1.    American Skandia Advisor Fund Inc.'s Statement of Additional Information dated March 1, 2003.

                  2.    Pro Forma Financial Statements.

         This  SAI is not a  Prospectus;  you  should  read  this  SAI in  conjunction  with  the  Prospectus/Proxy
Statement  dated  October __, 2003,  relating to the  above-referenced  transaction.  You can request a copy of the
Prospectus/Proxy  Statement by calling  1-800-752-6342 or by writing to the American Skandia Advisor Funds, Inc. at
One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                         Attachments to SAI (page 1 of 2)

         The American Skandia Advisor Funds, Inc.  Statement of Additional  Information dated March 1, 2003 is part of this SAI and will be provided to all  shareholders  requesting this SAI. For purposes of this EDGAR filing,  the above-referenced  SAI is  incorporated  herein by reference to the Company's SAI filed under Rule 497(j) on May 16,
2003.

                                         Attachments to SAI (page 2 of 2)

         The  following  are pro forma  financial  statements  that  were  prepared  to  indicate  the  anticipated financial  information  for the combined fund  following the  completion of the  reorganization.  They consist of a
Pro Forma  Combining  Statement of Assets and  Liabilities;  a Pro Forma Combining  Statement of Operations;  notes relating to the combining Statements; and a Combined Pro Forma Schedule of Investments.

PRO FORMA SCHEDULE OF INVESTMENTS
ASAF ALLIANCE GROWTH/ASAF MARSICO CAPITAL GROWTH
APRIL 30, 2003 (UNAUDITED)
                                                                                                         ASAF ALLIANCE    ASAF MARSICO      ASAF MARSICO     ASAF ALLIANCE     ASAF MARSICO         ASAF MARSICO
                                                                                                             GROWTH      CAPITAL GROWTH    CAPITAL GROWTH        GROWTH       CAPITAL GROWTH           CAPITAL GROWTH
                                                                                                            SHARES           SHARES       PRO FORMA COMBINED   VALUE ($)        VALUE ($)           PRO FORMA COMBINED
COMMON STOCK
Aerospace                                          Lockheed Martin Corp.                                         16,900                -             16,900         845,845                  -                845,845

Airlines                                           Ryanair Holdings PLC [ADR]                                         -          268,933            268,933               -         10,668,572             10,668,572

Beverages                                          Anheuser-Busch Companies, Inc.                                21,500          145,395            166,895       1,072,420          7,252,303              8,324,723

Broadcasting                                       Clear Channel Communications, Inc.                             5,300          242,819            248,119         207,283          9,496,651              9,703,934
                                                   Scripps, (E.W.) Co. CI-A                                       6,400                -              6,400         507,200                  -                507,200

Business Services                                  First Data Corp.                                              24,800                -             24,800         972,904                  -                972,904

Cable Television                                   Comcast Corp. Special Cl-A                                    63,400                -             63,400       1,905,804                  -              1,905,804

Computer Hardware                                  Dell Computer Corp.                                           47,400          591,534            638,934       1,370,334         17,101,248             18,471,582

Computer Services & Software                       Cisco Systems, Inc.                                          107,600        1,025,550          1,133,150       1,618,304         15,424,272             17,042,576
                                                   Electronic Arts, Inc.                                              -          203,266            203,266               -         12,047,576             12,047,576
                                                   Intuit, Inc.                                                       -           82,186             82,186               -          3,187,173              3,187,173
                                                   Microsoft Corp.                                              175,600          551,476            727,076       4,490,092         14,101,241             18,591,333
                                                   Oracle Corp.                                                       -          446,202            446,202               -          5,300,880              5,300,880
                                                   PeopleSoft, Inc.                                              23,100                -             23,100         347,193                  -                347,193
                                                   Veritas Software Corp.                                        24,400                -             24,400         537,044                  -                537,044

Construction                                       Jacobs Engineering Group, Inc.                                     -           32,030             32,030               -          1,318,035              1,318,035
                                                   Lennar Corp. Cl-A                                                  -          213,892            213,892               -         11,601,501             11,601,501
                                                   Lennar Corp. Cl-B                                                  -           21,389             21,389               -          1,145,381              1,145,381
                                                   MDC Holdings, Inc.                                                 -          168,738            168,738               -          7,778,822              7,778,822

Consumer Products & Services                       Avon Products, Inc.                                           26,500                -             26,500       1,541,505                  -              1,541,505
                                                   Colgate-Palmolive Co.                                         11,400                -             11,400         651,738                  -                651,738
                                                   Johnson & Johnson Co.                                         44,500          180,956            225,456       2,508,020         10,198,680             12,706,700
                                                   Procter & Gamble Co.                                          13,100          232,608            245,708       1,177,035         20,899,829             22,076,864

Electronic Components & Equipment                  General Electric Co.                                         104,200          964,157          1,068,357       3,068,690         28,394,424             31,463,114

Entertainment & Leisure                            Disney, (Walt) Co.                                                 -          487,232            487,232               -          9,091,749              9,091,749
                                                   Harley-Davidson, Inc.                                              -           63,734             63,734               -          2,832,339              2,832,339
                                                   MGM MIRAGE                                                         -          214,874            214,874               -          6,106,719              6,106,719
                                                   Wynn Resorts Ltd.                                                  -          175,000            175,000               -          2,955,750              2,955,750
                                                   Viacom, Inc. Cl-B                                             78,200          392,726            470,926       3,394,662         17,048,236             20,442,898

Financial Services                                 Citigroup, Inc.                                               99,600          694,220            793,820       3,909,300         27,248,135             31,157,435
                                                   Fannie Mae                                                     2,600          198,716            201,316         188,214         14,385,051             14,573,265
                                                   Freddie Mac                                                   61,300                -             61,300       3,549,270                  -              3,549,270
                                                   Goldman Sachs Group, Inc.                                      2,200           24,030             26,230         166,980          1,823,877              1,990,857
                                                   J.P. Morgan Chase & Co.                                       27,900                -             27,900         818,865                  -                818,865
                                                   Lehman Brothers Holdings, Inc.                                14,100           94,167            108,267         887,877          5,929,696              6,817,573
                                                   MBNA Corp.                                                   187,000                -            187,000       3,534,300                  -              3,534,300
                                                   Merrill Lynch & Co., Inc.                                     13,700                -             13,700         562,385                  -                562,385
                                                   Morgan Stanley Dean Witter & Co.                               9,100                -              9,100         407,225                  -                407,225
                                                   Schwab, (Charles) Corp.                                       41,200                -             41,200         355,556                  -                355,556
                                                   SLM Corp.                                                          -          388,550            388,550               -         43,517,599             43,517,599

Food                                               Kraft Foods, Inc. Cl-A                                         2,500                -              2,500          77,250                  -                 77,250
                                                   Wrigley, (Wm., Jr.) Co.                                        1,300                -              1,300          73,723                  -                 73,723

Healthcare Services                                HCA, Inc.                                                          -          146,240            146,240               -          4,694,304              4,694,304
                                                   Quest Diagnostics, Inc.                                            -          303,008            303,008               -         18,104,728             18,104,728
                                                   Cardinal Health, Inc.                                          7,400                -              7,400         409,072                  -                409,072
                                                   Health Management Associates, Inc. Cl-A                       11,500                -             11,500         196,190                  -                196,190
                                                   UnitedHealth Group, Inc.                                      23,800          484,783            508,583       2,192,694         44,663,058             46,855,752

Hotels & Motels                                    Four Seasons Hotels, Inc.                                          -          281,463            281,463               -          8,491,739              8,491,739

Insurance                                          ACE Ltd.                                                      31,100                -             31,100       1,028,788                  -              1,028,788
                                                   American International Group, Inc.                            60,300                -             60,300       3,494,385                  -              3,494,385
                                                   The Progressive Corp.                                         17,500                -             17,500       1,190,000                  -              1,190,000
                                                   Travelers Property Casualty Corp. Cl-A                        51,309                -             51,309         832,745                  -                832,745

Internet Services                                  eBay, Inc.                                                     1,900           91,109             93,009         176,263          8,452,182              8,628,445

Medical Supplies & Equipment                       Amgen, Inc.                                                   41,100                -             41,100       2,519,841                  -              2,519,841
                                                   Amgen, Inc.                                                        -          367,882            367,882               -         22,554,845             22,554,845
                                                   Boston Scientific Corp.                                        8,500                -              8,500         365,925                  -                365,925
                                                   Medtronic, Inc.                                               45,700                -             45,700       2,181,718                  -              2,181,718
                                                   St. Jude Medical, Inc.                                         7,600                -              7,600         398,696                  -                398,696
                                                   Zimmer Holdings, Inc.                                              -          295,744            295,744               -         13,870,394             13,870,394

Pharmaceuticals                                    Genentech, Inc.                                                    -          441,108            441,108               -         16,757,692             16,757,692
                                                   IDEC Pharmaceuticals Corp.                                         -          202,166            202,166               -          6,620,937              6,620,937
                                                   Pfizer, Inc.                                                 144,900                -            144,900       4,455,675                  -              4,455,675
                                                   Wyeth                                                         22,400                -             22,400         975,072                  -                975,072

Retail & Merchandising                             Bed Bath & Beyond, Inc.                                            -          144,724            144,724               -          5,718,045              5,718,045
                                                   Home Depot, Inc.                                              33,000                -             33,000         928,290                  -                928,290
                                                   Kohl's Corp.                                                  41,100                -             41,100       2,334,480                  -              2,334,480
                                                   Lowe's Companies, Inc.                                        16,300          286,172            302,472         715,407         12,560,089             13,275,496
                                                   Tiffany & Co.                                                      -          692,708            692,708               -         19,215,720             19,215,720
                                                   Walgreen Co.                                                  44,700                -             44,700       1,379,442                  -              1,379,442
                                                   Wal-Mart Stores, Inc.                                         51,900          287,111            339,011       2,923,008         16,170,092             19,093,100

Semiconductors                                     Applied Materials, Inc.                                       57,100                -             57,100         833,660                  -                833,660
                                                   Intel Corp.                                                   78,400                -             78,400       1,442,560                  -              1,442,560
                                                   Maxim Integrated Products, Inc.                               25,500                -             25,500       1,001,895                  -              1,001,895
                                                   Texas Instruments, Inc.                                       16,700                -             16,700         308,783                  -                308,783
Telecommunications                                 Nextel Communications, Inc. Cl-A                                   -        1,019,290          1,019,290               -         15,075,299             15,075,299
                                                   EchoStar Communications Corp. Cl-A                             7,400          144,132            151,532         221,704          4,318,195              4,539,899
                                                   Nokia Corp. Cl-A [ADR]                                       148,800                -            148,800       2,465,616                  -              2,465,616
                                                   Vodafone Group PLC [ADR]                                      19,100                -             19,100         377,416                  -                377,416

Transportation                                     FedEx Corp.                                                        -          225,224            225,224               -         13,486,413             13,486,413

                                                                                                        --------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                                                            2,271,809       13,517,244         15,789,053      76,096,343        537,609,471            613,705,814
                                                                                                        --------------------------------------------------------------------------------------------------------------
   (COST $76,814,789, $480,014,898, & $556,829,687 RESPECTIVELY)

FOREIGN STOCK
Automobile Manufacturers                           Bayerische Motoren Werke AG -- (DEM)                               -          553,724            553,724               -         18,458,703             18,458,703
                                                   Porsche AG -- (DEM)                                                -           11,472             11,472               -          4,224,990              4,224,990
                                                                                                        --------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN STOCK                                                                                                   -          565,196            565,196               -         22,683,693             22,683,693
                                                                                                        --------------------------------------------------------------------------------------------------------------
   (COST $0, $23,090,262, & $23,090,262 RESPECTIVELY)

SHORT-TERM INVESTMENTS

   U.S. Government Agency Obligations              Federal Home Loan Bank              1.20%, 05/1/2003               -              600                600               -            600,000                600,000
                                                                                                        --------------------------------------------------------------------------------------------------------------

   Registered Investment Companies                 Temporary Investment Cash Fund                                     -           68,859             68,859               -             68,859                 68,859
                                                   Temporary Investment Fund                                          -           68,858             68,858               -             68,858                 68,858
                                                                                                        --------------------------------------------------------------------------------------------------------------
   Total Registered Investment Companies                                                                              -          137,717            137,717               -            137,717                137,717
                                                                                                        --------------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS                                                                                          -          138,317            138,317               -            737,717                737,717
                                                                                                        --------------------------------------------------------------------------------------------------------------
   (COST $0, $737,717, & $737,717 RESPECTIVELY)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

Certificates of Deposits
                                                   American Express Centurion        1.34%    1/27/2004             655            1,323              1,978         654,702          1,323,043              1,977,745
                                                   Bear Stearns Co., Inc.            1.37%    1/16/2004             129            5,417              5,546         129,318          5,416,506              5,545,824
                                                   Bear Stearns Co., Inc.            1.43%    1/15/2004               -              270                270               -            269,865                269,865
                                                   Dresdner Bank                     1.78%    10/6/2003           1,174              625              1,799       1,174,099            625,388              1,799,487
                                                   KBC Bank                          1.26%     5/1/2003             446            3,575              4,021         446,397          3,575,360              4,021,757
                                                   Merrill Lynch & Co., Inc.         1.48%     5/1/2003             442           26,286             26,728         442,009         26,286,350             26,728,359
                                                   Morgan Stanley Dean Witter Corp.  1.33%    11/7/2003           3,512            2,125              5,637       3,511,842          2,125,309              5,637,151
                                                   National City Bank                1.59%   11/10/2003           1,434                -              1,434       1,434,330                  -              1,434,330
                                                                                                        --------------------------------------------------------------------------------------------------------------
                                                                                                                  7,792           39,621             47,413       7,792,697         39,621,821             47,414,518
                                                                                                        --------------------------------------------------------------------------------------------------------------

Commercial Paper
                                                   Concord Minutemen Capital         1.27%    5/15/2003             213              105                318         213,060            105,349                318,409
                                                   Fairway Finance Corp.             1.27%    5/15/2003             355                -                355         355,100                  -                355,100
                                                   Lexington Parker Capital Corp.    1.27%    5/22/2003               -            1,143              1,143               -          1,143,132              1,143,132
                                                   Scaldis Capital LLC               1.27%    5/20/2003               -              176                176               -                  -                      -
                                                                                                        --------------------------------------------------------------------------------------------------------------
                                                                                                                    568            1,424              1,992         568,160          1,248,481              1,816,641
                                                                                                        --------------------------------------------------------------------------------------------------------------

Non-Registered Investment Companies
                                                   Institutional Money Market Trust                               3,395           58,580             61,975       3,395,342         58,280,301             61,675,643
                                                                                                        --------------------------------------------------------------------------------------------------------------

Total Investment of Cash Collateral for Securities Loaned
    (COST $11,756,199, $99,150,603, & $110,906,802 RESPECTIVELY)                                                 11,755           99,625            111,380      11,756,199         99,150,603            110,906,802
                                                                                                        --------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS                                                                                                                                                87,852,542        660,181,484            748,034,026
( COST $88,570,988, $602,993,480 & $691,564,468 RESPECTIVELY)

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                                                                           (11,915,399)       (97,427,406)          (109,342,805)

                                                                                                                                                            ----------------------------------------------------------
TOTAL NET ASSETS                                                                                                                                               $ 75,937,143      $ 562,754,078          $ 638,691,221
                                                                                                                                                            ----------------------------------------------------------

Note:  There are no adjustments to portfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

See Notes to Pro Forma Financial Statements.

Definition of Abbreviations and Annotations
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------

The following abbreviations are used throughout the Schedules of Investments:

Security Descriptions:                                                                                  Countries/Currencies:
ADR-American Depositary Receipt                                                                         DEM-Germany/Euro Dollar

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
 April 30, 2003

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                                               -------------------------                          --------------------------                         -----------------------------------------------------------------------------
                                                                                                                                                                                                                 ASAF Alliance Growth                              ASAF Marsico Capital Growth                              Adjustments                                 Pro Forma Combined ASAF Marsico Capital Growth
                                                                                                                                                                                                               -------------------------                          --------------------------                         --------------------------                         --------------------------
Assets
                           Investments in securities at value (A), Including Securities Loaned at Value (B)                                                                                                  $               87,852,542                         $               660,181,484                        $                                                  $               748,034,026
                           Cash                                                                                                                                                                                                       -                                                   -                                                                                                     -
                           Receivable for:
                               Securities sold                                                                                                                                                                                  400,735                                           3,073,990                                                                                             3,474,725
                               Dividends and interest                                                                                                                                                                            11,623                                             245,859                                                                                               257,482
                               Future Variation Margin                                                                                                                                                                                -                                                   -                                                                                                     -
                               Fund shares sold                                                                                                                                                                                  36,490                                             488,753                                                                                               525,243
                           Unrealized appreciation on foreign curreny exchange contracts                                                                                                                                              -                                                   -                                                                                                     -
                           Prepaid Expenses                                                                                                                                                                                      27,138                                              18,199                                                                                                45,337
                                                                                                                                                                                                               -------------------------                          --------------------------                         --------------------------                         --------------------------
                                                     Total Assets                                                                                                                                                            88,328,528                                         664,008,285                                                  -                                        752,336,813
                                                                                                                                                                                                               -------------------------                          --------------------------                         --------------------------                         --------------------------

Liabilities
                           Cash overdraft                                                                                                                                                                                        28,906                                                   1                                                                                                28,907
                           Payable to Investment Manager                                                                                                                                                                         45,190                                             311,620                                                                                               356,810
                           Payable upon return of securities lent                                                                                                                                                            11,756,199                                          99,150,603                                                                                           110,906,802
                           Payable for:
                               Securities purchased                                                                                                                                                                             245,529                                                   -                                                                                               245,529
                               Fund shares redeemed                                                                                                                                                                             142,581                                             858,873                                                                                             1,001,454
                               Futures Variation Margin                                                                                                                                                                               -                                                   -                                                                                                     -
                               Distribution Fees                                                                                                                                                                                 53,657                                             404,419                                                                                               458,076
                           Accrued expenses and other liabilities                                                                                                                                                               119,323                                             528,691                                                                                               648,014
                                                                                                                                                                                                               -------------------------                          --------------------------                         --------------------------                         --------------------------
                                                     Total Liabilities                                                                                                                                                       12,391,385                                         101,254,207                                                  -                                        113,645,592
                                                                                                                                                                                                               -------------------------                          --------------------------                         --------------------------                         --------------------------
Net Assets                                                                                                                                                                                                   $               75,937,143                         $               562,754,078                                                  -                        $               638,691,221
                                                                                                                                                                                                               =========================                          ==========================                         ==========================                         ==========================

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                                                                                                                                                          $                    9,920                         $                    54,248                        $                                                  $                    64,168
Additional paid-in capital                                                                                                                                                                                                  163,546,705                                         790,775,027                                                                                           954,321,732
Undistributed net investment income (loss)                                                                                                                                                                                     (436,169)                                         (4,131,511)                                                                                           (4,567,680)
Accumulated net realized gain on investments                                                                                                                                                                                (86,464,867)                                       (281,138,468)                                                                                         (367,603,335)
Accumulated net unrealized appreciation on investments                                                                                                                                                                         (718,446)                                         57,194,782                                                                                            56,476,336
                                                                                                                                                                                                               -------------------------                          --------------------------                         --------------------------                         --------------------------
Net Assets                                                                                                                                                                                                   $               75,937,143                         $               562,754,078                                                  -                        $               638,691,221
                                                                                                                                                                                                               =========================                          ==========================                         ==========================                         ==========================
(A) Investments at cost                                                                                                                                                                                      $               88,570,988                         $               602,993,480                                                  -                        $               691,564,468
                                                                                                                                                                                                               =========================                          ==========================                         ==========================                         ==========================
(B) Securities Loaned at Value                                                                                                                                                                               $               11,432,660                         $                95,888,463                                                  -                                        107,321,123
                                                                                                                                                                                                               =========================                          ==========================                         ==========================                         ==========================

                                                                                                                                                                                                                 ASAF Alliance Growth                             ASAF Marsico Capital Growth                               Adjustments                                 Pro Forma Combined ASAF Marsico Capital Growth
                                                                                                                                                                                                               -------------------------                          --------------------------                         --------------------------                         --------------------------
                                                                                                                                  NET ASSET VALUE:
                                                                                                                                      Class A:  Net Assets                                                                   17,981,786                                         117,331,085                                                                                           135,312,871
                                                                                                                                            Shares Outstanding                                                                2,301,813                                          11,101,864                                           (600,603)                       *                12,803,074
                                                                                                                                            Net Asset Value
                                                                                                                                            Per Share                                                                              7.81                                               10.57                                                                                                 10.57

                                                                                                                                      Class B:  Net Assets                                                                   32,891,097                                         261,265,154                                                                                           294,156,251
                                                                                                                                            Shares Outstanding                                                                4,318,789                                          25,294,612                                         (1,134,753)                       *                28,478,648
                                                                                                                                            Net Asset Value
                                                                                                                                            Per Share                                                                              7.62                                               10.33                                                                                                 10.33

                                                                                                                                      Class C:  Net Assets                                                                   15,636,606                                         141,969,268                                                                                           157,605,874
                                                                                                                                            Shares Outstanding                                                                2,059,056                                          13,760,037                                           (543,881)                       *                15,275,212
                                                                                                                                            Net Asset Value
                                                                                                                                            Per Share                                                                              7.59                                               10.32                                                                                                 10.32

                                                                                                                                      Class X:  Net Assets                                                                    9,427,654                                          42,188,571                                                                                            51,616,225
                                                                                                                                            Shares Outstanding                                                                1,240,007                                           4,091,809                                           (325,589)                       *                 5,006,227
                                                                                                                                            Net Asset Value
                                                                                                                                            Per Share                                                                              7.60                                               10.31                                                                                                 10.31

*Reflects the change in shares of Alliance Growth upon conversion to
 Marsico Capital Growth.

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended April 30, 2003

------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                     ----------------------
                                                                                      ASAF Alliance Growth     ASAF Marsico Capital GrowthAdjustments       Pro Forma Combined ASAF Marsico Capital Growth
                                                                                     ----------------------    -----------------------------------------    ------------
Investment Income
                                     Interest                                      $               (11,023)  $                160,575                     $     149,552
                                     Dividends                                                     808,829                  4,776,032                         5,584,861
                                     Security Lending                                               20,764                    111,176                           131,940
                                     Foreign taxes withheld                                         (7,387)                   (96,681)                         (104,068)
                                                                                     ----------------------    -----------------------                      ------------
                                                                                                                                        ----------------
                                            Total Investment Income                                811,183                  4,951,102                 -       5,762,285
                                                                                     ----------------------    -----------------------  ----------------    ------------

Expenses
                                     Advisory fees                                                 782,109                  6,033,755            86,909 (a)   6,902,773
                                     Shareholder servicing fees                                    534,302                  2,334,797                         2,869,099
                                     Administration and accounting fees                             80,690                    186,936           (87,521)(b)     180,105
                                     Custodian fees                                                 (1,861)                    25,554             1,010 (c)      24,703
                                     Distribution Fees - Class A                                   101,551                    620,724                           722,275
                                     Distribution Fees - Class B                                   382,666                  2,870,134                         3,252,800
                                     Distribution Fees - Class C                                   177,963                  1,461,301                         1,639,264
                                     Distribution Fees - Class X                                   105,278                    460,877                           566,155
                                     Legal Fees                                                      3,381                     23,132                            26,513
                                     Audit Fees                                                      8,444                     59,384            (1,267)(d)      66,561
                                     Directors Fees                                                  5,508                     39,432                            44,940
                                     Registration Fees                                              41,843                     22,179           (20,405)(e)      43,617
                                     Printing and Postage Expenses                                  70,990                    501,527            (3,550)(f)     568,967
                                     Pricing Fees                                                    3,875                      3,448            (3,875)(g)       3,448
                                     Miscellaneous expenses                                          6,115                     27,659                            33,774
                                                                                     ----------------------    -----------------------  ----------------    ------------
                                            Total Expenses                                       2,302,854                 14,670,839           (28,699)     16,944,994
                                            Less: Expense Reimbursements                          (405,684)                (1,413,912)           28,699 (h)  (1,790,897)
                                                                                     ----------------------    -----------------------  ----------------    ------------
                                            Net Expenses                                         1,897,170                 13,256,927                 -      15,154,097
                                                                                     ----------------------    -----------------------  ----------------    ------------

Net Investment Income (Loss)                                                                    (1,085,987)                (8,305,825)                -      (9,391,812)
                                                                                     ----------------------    -----------------------  ----------------    ------------

Realized and Unrealized Gain (Loss) on
          Investments
                                     Net realized gain (loss) on:
                                       Securities                                              (19,090,456)               (60,663,974)                      (79,754,430)
                                       Futures Contracts                                                 -                          -                                 -
                                       Written Options Contracts                                         -                          -                                 -
                                       Swap Agreements                                                   -                          -                                 -
                                        Foreign currency transactions                                    -                         46                                46
                                                                                                               -----------------------                      ------------
                                                                                     ----------------------                             ----------------
                                     Net Realized Gain (Loss)                                  (19,090,456)               (60,663,928)                      (79,754,384)
                                                                                     ----------------------    -----------------------  ----------------    ------------
                                     Net change in unrealized appreciation (depreciation) on:
                                        Securities                                               1,524,122                (55,151,553)                      (53,627,431)
                                        Futures Contracts                                                -                          -                                 -
                                        Written Options Contracts                                        -                          -                                 -
                                        Swap Agreements                                                  -                          -                                 -
                                        Translation of assets and liabilities denominated                -                          -                                 -
                                          in foreign currencies                                          -                      6,606                             6,606
                                                                                                               -----------------------                      ------------
                                                                                     ----------------------                             ----------------
                                     Net change in unrealized appreciation (depreciation)        1,524,122                (55,144,947)                      (53,620,825)
                                                                                     ----------------------    -----------------------  ----------------    ------------
                                                                                                                                        ----------------
                                     Net gain (loss) on investments                            (17,566,334)              (115,808,875)                      (133,375,209)
                                                                                     ----------------------    -----------------------  ----------------    ------------

                                     Net Increase (Decrease) in Net Assets Resulting
                                       from Operations                             $           (18,652,321)  $           (124,114,700)                -   $ (142,767,021)
                                                                                     ======================    =======================  ================    ============

------------------------------------------------------------------------------------------------------------------------------------------------------------------------

(a) Reflects an increase in advisory fees from the higher advisory fee rate of the acquiring Fund.
(b) Reflects savings in administration and accounting fees from the consolidation of Fund assets.
(c) Reflects an increase in transaction-based custody fees from the consolidation of Fund assets.
(d) Reflects savings in audit fees from the elimination of the audit of one Fund.
(e) Reflects savings in state registration fees from the consolidation of Fund assets.
(f) Reflects savings in printing expense from the elimination of one Fund.
(g) Reflects savings in securities valuation fees from the consolidation of Fund assets.
(h) Reflects a reduction of total Fund operating expenses in excess of the consolidated Fund's expense limitation.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS
April 30, 2003
(Unaudited)

1.  ORGANIZATION

American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended.  The Company was organized on March
5, 1997 as a Maryland Corporation.  The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios.  The following Notes and the accompanying financial statements pertain to the combination of ASAF Alliance Growth and the ASAF
Marsico Capital Growth Fund (the "Funds").  These Notes should be read in conjunction with the financial statements of ASAF Marsico Capital Growth Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Funds.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Fund.  ASAF Marsico Capital Growth Fund will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Funds.

The following accounting policies are in conformity with generally accepted accounting principles in the
United States of America.  Such policies are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Fund securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities that mature in less than 60 days are valued at amortized cost (or market value 60 days prior to maturity).  The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  Amortized cost reflects market value.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  At April 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange.  Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received.  Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date.  The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date.  Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract.  Futures contracts are valued based on their quoted daily settlement prices.  Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy
(in the case of a call option) or sell (in the case of a put option) the underlying security of the contract.  The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value.  The premium received from writing options which expire is recorded as realized gains.  The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.  Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Fund may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies.  The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.  These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Deferred Organization Expenses

The Company bears all costs in connection with its organization.  All such costs are amortized on a straight-
line basis over a five-year period beginning on the date of the commencement of operations.  Unamortized organization costs of the surviving entity, if any, are carried over to the merged company.  Such costs of the acquired company, if any, are not carried over and are immediately expensed.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Multiple Classes of Shares

Each Fund is divided into Class A, B, C, and X shares.  Each class of shares is separately charged its respective distribution and service fees.  Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund.  Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Company are allocated to the Funds in proportion to their net assets.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date.  Dividends from net investment income and net realized gains from investments transactions, if any, are declared and paid at least annually by the
Funds.

PRO FORMA SCHEDULE OF INVESTMENTS
ASAF ALGER ALL-CAP GROWTH/ASAF MARSICO CAPITAL GROWTH
APRIL 30, 2003 (UNAUDITED)                                                                                                   ASAF ALGER      ASAF MARSICO       ASAF MARSICO        ASAF ALGER        ASAF MARSICO       ASAF MARSICO
                                                                                                                           ALL-CAP GROWTH   CAPITAL GROWTH     CAPITAL GROWTH     ALL-CAP GROWTH     CAPITAL GROWTH     CAPITAL GROWTH
COMMON STOCK                                                                                                                  SHARES            SHARES       PRO FORMA COMBINED     VALUE ($)          VALUE ($)       PRO FORMA COMBINED

AIRLINES                                              Ryanair Holdings PLC [ADR]                                                         -          268,933              268,933                -          10,668,572         10,668,572

BEVERAGES                                             Anheuser-Busch Companies, Inc.                                                     -          145,395              145,395                -           7,252,303          7,252,303

BROADCASTING                                          Clear Channel Communications, Inc.                                                 -          242,819              242,819                -           9,496,651          9,496,651
                                                      Liberty Media Corp. Cl-A                                                      31,800                -               31,800          349,800                   -            349,800

CABLE TELEVISION                                      Comcast Corp. Cl-A                                                            10,600                -               10,600          338,246                   -            338,246

CLOTHING  & APPAREL                                    Nike, Inc. Cl-B                                                                5,900                -                5,900          315,827                   -            315,827

COMPUTER HARDWARE                                     Dell Computer Corp.                                                                -          591,534              591,534                -          17,101,248         17,101,248

COMPUTER SERVICES  & SOFTWARE                          Microsoft Corp.                                                               45,750          551,476              597,226        1,169,827          14,101,241         15,271,068
                                                      Network Appliance, Inc.                                                       27,900                -               27,900          370,512                   -            370,512
                                                      Oracle Corp.                                                                  86,200          446,202              532,402        1,024,056           5,300,880          6,324,936
                                                      Veritas Software Corp.                                                        14,200                -               14,200          312,542                   -            312,542
                                                      Electronic Arts, Inc.                                                              -          203,266              203,266                -          12,047,576         12,047,576
                                                      EMC Corp.                                                                     58,300                -               58,300          529,947                   -            529,947
                                                      Intuit, Inc.                                                                       -           82,186               82,186                -           3,187,173          3,187,173
                                                      Cisco Systems, Inc.                                                           37,200        1,025,550            1,062,750          559,488          15,424,272         15,983,760

CONSTRUCTION                                          Jacobs Engineering Group, Inc.                                                     -           32,030               32,030                -           1,318,035          1,318,035
                                                      Lennar Corp. Cl-A                                                                  -          213,892              213,892                -          11,601,501         11,601,501
                                                      Lennar Corp. Cl-B                                                                  -           21,389               21,389                -           1,145,381          1,145,381
                                                      MDC Holdings, Inc.                                                                 -          168,738              168,738                -           7,778,822          7,778,822

CONSUMER PRODUCTS  & SERVICES                          Procter  & Gamble Co.                                                               -          232,608              232,608                -          20,899,829         20,899,829
                                                      Gillette Co.                                                                  10,900                -               10,900          331,905                   -            331,905
                                                      Johnson  & Johnson Co.                                                          4,600          180,956              185,556          259,256          10,198,680         10,457,936

ELECTRONIC COMPONENTS  & EQUIPMENT                     General Electric Co.                                                          36,100          964,157            1,000,257        1,063,145          28,394,424         29,457,569

ENTERTAINMENT  & LEISURE                               Disney, (Walt) Co.                                                                 -          487,232              487,232                -           9,091,749          9,091,749
                                                      Harley-Davidson, Inc.                                                              -           63,734               63,734                -           2,832,339          2,832,339
                                                      MGM MIRAGE                                                                         -          214,874              214,874                -           6,106,719          6,106,719
                                                      Wynn Resorts Ltd.                                                                  -          175,000              175,000                -           2,955,750          2,955,750
                                                      AOL Time Warner, Inc.                                                         30,900                -               30,900          422,712                   -            422,712
                                                      Viacom, Inc. Cl-B                                                              6,300          392,726              399,026          273,483          17,048,236         17,321,719

FINANCIAL SERVICES                                    Citigroup, Inc.                                                               22,200          694,220              716,420          871,350          27,248,135         28,119,485
                                                      Fannie Mae                                                                         -          198,716              198,716                -          14,385,051         14,385,051
                                                      Goldman Sachs Group, Inc.                                                          -           24,030               24,030                -           1,823,877          1,823,877
                                                      Lehman Brothers Holdings, Inc.                                                     -           94,167               94,167                -           5,929,696          5,929,696
                                                      Mellon Financial Corp.                                                        16,200                -               16,200          428,490                   -            428,490
                                                      Merrill Lynch  & Co., Inc.                                                     12,000                -               12,000          492,600                   -            492,600
                                                      SLM Corp.                                                                      1,700          388,550              390,250          190,400          43,517,599         43,707,999

HEALTHCARE SERVICES                                   HCA, Inc.                                                                          -          146,240              146,240                -           4,694,304          4,694,304
                                                      Quest Diagnostics, Inc.                                                            -          303,008              303,008                -          18,104,728         18,104,728
                                                      UnitedHealth Group, Inc.                                                           -          484,783              484,783                -          44,663,058         44,663,058

HOTELS  & MOTELS                                       Four Seasons Hotels, Inc.                                                          -          281,463              281,463                -           8,491,739          8,491,739

INSURANCE                                             AFLAC, Inc.                                                                    5,500                -                5,500          179,905                   -            179,905
                                                      American International Group, Inc.                                             8,050                -                8,050          466,498                   -            466,498

INTERNET SERVICES                                     eBay, Inc.                                                                     8,625           91,109               99,734          800,141           8,452,182          9,252,323
                                                      Juniper Networks, Inc.                                                        37,500                -               37,500          383,250                   -            383,250
                                                      Yahoo!, Inc.                                                                  18,400                -               18,400          455,952                   -            455,952

MACHINERY  & EQUIPMENT                                 Danaher Corp.                                                                  2,800                -                2,800          193,144                   -            193,144

MEDICAL SUPPLIES  & EQUIPMENT                          Amgen, Inc.                                                                   17,200          367,882              385,082        1,054,532          22,554,845         23,609,377
                                                      Boston Scientific Corp.                                                        4,550                -                4,550          195,878                   -            195,878
                                                      Genzyme Corp.                                                                 10,900                -               10,900          439,052                   -            439,052
                                                      Guidant Corp.                                                                  8,900                -                8,900          347,011                   -            347,011
                                                      Zimmer Holdings, Inc.                                                          9,750          295,744              305,494          457,275          13,870,394         14,327,669

OIL  & GAS                                             Halliburton Co.                                                               20,300                -               20,300          434,623                   -            434,623

PERSONAL SERVICES                                     Apollo Group, Inc. Cl-A                                                        4,850                -                4,850          262,865                   -            262,865

PHARMACEUTICALS                                       Allergan, Inc.                                                                 7,700                -                7,700          540,925                   -            540,925
                                                      Barr Laboratories, Inc.                                                        9,200                -                9,200          511,520                   -            511,520
                                                      Genentech, Inc.                                                                    -          441,108              441,108                -          16,757,692         16,757,692
                                                      Gilead Sciences, Inc.                                                          8,100                -                8,100          373,734                   -            373,734
                                                      IDEC Pharmaceuticals Corp.                                                         -          202,166              202,166                -           6,620,937          6,620,937
                                                      Merck  & Co., Inc.                                                             14,300                -               14,300          831,974                   -            831,974
                                                      Pfizer, Inc.                                                                  16,920                -               16,920          520,290                   -            520,290
                                                      Teva Pharmaceutical Industries Ltd. [ADR]                                      7,800                -                7,800          364,260                   -            364,260
                                                      Wyeth                                                                          7,300                -                7,300          317,769                   -            317,769

RESTAURANTS                                           Starbucks Corp.                                                                9,200                -                9,200          216,108                   -            216,108

RETAIL  & MERCHANDISING                                Bed Bath  & Beyond, Inc.                                                            -          144,724              144,724                -           5,718,045          5,718,045
                                                      Lowe's Companies, Inc.                                                             -          286,172              286,172                -          12,560,089         12,560,089
                                                      Abercrombie  & Fitch Co. Cl-A                                                  24,550                -               24,550          807,204                   -            807,204
                                                      Amazon.com, Inc.                                                               4,700                -                4,700          134,749                   -            134,749
                                                      Best Buy Co., Inc.                                                            12,900                -               12,900          446,082                   -            446,082
                                                      Gap, Inc.                                                                     49,000                -               49,000          814,870                   -            814,870
                                                      Home Depot, Inc.                                                               4,800                -                4,800          135,024                   -            135,024
                                                      Tiffany  & Co.                                                                      -          692,708              692,708                -          19,215,720         19,215,720
                                                      Wal-Mart Stores, Inc.                                                          7,885          287,111              294,996          444,083          16,170,092         16,614,175

SEMICONDUCTORS                                        Broadcom Corp. Cl-A                                                           14,300                -               14,300          255,827                   -            255,827
                                                      Intersil Corp. Cl-A                                                           32,900                -               32,900          608,650                   -            608,650
                                                      KLA-Tencor Corp.                                                               8,100                -                8,100          332,100                   -            332,100
                                                      Maxim Integrated Products, Inc.                                                9,500                -                9,500          373,255                   -            373,255
                                                      Micron Technology, Inc.                                                       18,200                -               18,200          154,700                   -            154,700
                                                      National Semiconductor Corp.                                                  19,100                -               19,100          357,743                   -            357,743

TELECOMMUNICATIONS                                    EchoStar Communications Corp. Cl-A                                                 -          144,132              144,132                -           4,318,195          4,318,195
                                                      Nextel Communications, Inc. Cl-A                                                   -        1,019,290            1,019,290                -          15,075,299         15,075,299
                                                      CIENA Corp.                                                                   41,900                -               41,900          204,053                   -            204,053
                                                      Vodafone Group PLC [ADR]                                                      16,800                -               16,800          331,968                   -            331,968

TRANSPORTATION                                        FedEx Corp.                                                                        -          225,224              225,224                -          13,486,413         13,486,413

                                                                                                                         ---------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                                                                                 961,230       13,517,244           14,478,474       24,050,600         537,609,471        561,660,071
                                                                                                                         ----------------------------------------------------------------------------------------------------------------
   (COST $76,814,789, $480,014,898,  & $556,829,687 RESPECTIVELY)

FOREIGN STOCK
AUTOMOBILE MANUFACTURERS                              Porsche AG -- (DEM)                                                                -           11,472               11,472                -           4,224,990          4,224,990
                                                      Bayerische Motoren Werke AG -- (DEM)                                               -          553,724              553,724                -          18,458,703         18,458,703

MEDICAL SUPPLIES  & EQUIPMENT                          Alcon, Inc. -- (CHF)                                                           5,100                -                5,100          224,655                   -            224,655
                                                                                                                         ---------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN STOCK                                                                                                                  5,100          565,196              570,296          224,655          22,683,693         22,908,348
                                                                                                                         ----------------------------------------------------------------------------------------------------------------
   (COST $0, $23,090,262,  & $23,090,262 RESPECTIVELY)

SHORT-TERM INVESTMENTS
   U.S. Government Agency Obligations                 Federal Home Loan Bank                           1.20%    5/1/2003                 -              600                  600                -             600,000            600,000
                                                      Federal Home Loan Bank                           1.17%    5/2/2003               400                -                  400          399,987                   -            399,987
                                                      Federal Home Loan Bank                           1.20%   5/28/2003               500                -                  500          499,550                   -            499,550
                                                      Federal National Mortgage Assoc.                 1.17%    6/4/2003               100                -                  100           99,884                   -             99,884
                                                      Federal National Mortgage Assoc.                 1.19%   6/25/2003               750                -                  750          748,566                   -            748,566
                                                                                                                         ---------------------------------------------------------------------------------------------------------------
   Total U.S. Government Agency Obligations                                                                                          1,750              600                2,350        1,747,987             600,000          2,347,987
                                                                                                                         ----------------------------------------------------------------------------------------------------------------

   Registered Investment Companies                    Temporary Investment Cash Fund                                               130,936           68,859              199,795          130,936              68,859            199,795
                                                      Temporary Investment Fund                                                    130,936           68,858              199,794          130,936              68,858            199,794
                                                                                                                         ---------------------------------------------------------------------------------------------------------------
   Total Registered Investment Companies                                                                                           261,872          137,717              399,589          261,872             137,717            399,589
                                                                                                                         ----------------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS                                                                                                       263,622          138,317              401,939        2,009,859             737,717          2,747,576
                                                                                                                         ----------------------------------------------------------------------------------------------------------------
   (COST $2,009,935, $737,717  & $2,747,652 RESPECTIVELY)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

Certificates of Deposits
                                                      American Express Centurion                       1.34%   1/27/2004                28            1,323                1,351           27,795           1,323,043          1,350,838
                                                      Bear Stearns Co., Inc.                           1.37%   1/16/2004               984            5,417                6,401          984,121           5,416,506          6,400,627
                                                      Bear Stearns Co., Inc.                           1.43%   1/15/2004               430              270                  700          430,337             269,865            700,202
                                                      Dresdner Bank                                    1.78%   10/6/2003               753              625                1,378          752,957             625,388          1,378,345
                                                      KBC Bank                                         1.26%    5/1/2003               374            3,575                3,949          373,705           3,575,360          3,949,065
                                                      Merrill Lynch  & Co., Inc.                        1.48%    5/1/2003               488           26,286               26,774          488,300          26,286,350         26,774,650
                                                      Morgan Stanley Dean Witter Corp.                 1.30%    3/8/2004                24                -                   24           23,913                   -             23,913
                                                      Morgan Stanley Dean Witter Corp.                 1.33%   11/7/2003               880            2,125                3,005          880,350           2,125,309          3,005,659
                                                                                                                         ---------------------------------------------------------------------------------------------------------------
                                                                                                                                     3,961           39,621               43,582        3,961,478          39,621,821         43,583,299
                                                                                                                         ----------------------------------------------------------------------------------------------------------------

Commercial Paper
                                                      Concord Minutemen Capital                        1.27%   5/15/2003                79              105                  184           78,670             105,349            184,019
                                                      Enterprise Funding  Corp.                        1.27%   5/15/2003               321                -                  321          320,854                   -            320,854
                                                      Fairway Finance Corp.                            1.27%   5/15/2003               131                -                  131          131,116                   -            131,116
                                                      Lexington Parker Capital Corp.                   1.27%   5/22/2003               146            1,143                1,289          146,257           1,143,132          1,289,389
                                                      Scaldis Capital LLC                              1.27%   5/15/2003               832                -                  832          831,611                   -            831,611
                                                      Sheffield Receivables Corp.                      1.27%   5/20/2003                 5                -                    5            4,649                   -              4,649
                                                                                                                         ---------------------------------------------------------------------------------------------------------------
                                                                                                                                     1,514            1,248                2,762        1,513,157           1,248,481          2,761,638
                                                                                                                         ----------------------------------------------------------------------------------------------------------------

Non-Registered Investment Companies
                                                      Institutional Money Market Trust                                               1,558           58,580               60,138        1,558,041          58,280,301         59,838,342
                                                                                                                         ----------------------------------------------------------------------------------------------------------------

Total Investment of Cash Collateral for Securities Loaned                                                                            7,033           99,449              106,482        7,032,676          99,150,603        106,183,279
                                                                                                                         ----------------------------------------------------------------------------------------------------------------
    (COST $0, $99,150,603,  & $99,150,603 RESPECTIVELY)

TOTAL INVESTMENTS                                                                                                                                                                      33,317,790         660,181,484        693,499,274
( COST $30,982,810, $602,993,480  & $633,976,290 RESPECTIVELY)

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                                                                                                  (7,012,451)        (97,427,406)      (104,439,857)

                                                                                                                                                                                 --------------------------------------------------------
TOTAL NET ASSETS                                                                                                                                                                     $ 26,305,339       $ 562,754,078      $ 589,059,417
                                                                                                                                                                                 --------------------------------------------------------

Note:  There are no adjustments to portfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

See Notes to Pro Forma Financial Statements.

Definition of Abbreviations and Annotations
----------------------------------------------------------------------------------------------------------------------

The following abbreviations are used throughout the Schedules of Investments:

Security Descriptions:                                      Countries/Currencies:
ADR-American Depositary Receipt                             CHF-Switzerland/Swiss Franc
                                                            DEM-Germany/Euro Dollar

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
 April 30, 2003

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                            Pro Forma
                                                                                                                                                                           Combined
                                                                                                                                                                           ASAF Marsico
                                                                                                            ASAF Alger All-    ASAF Marsico                               Capital Growth
                                                                                                            Cap Growth        Capital Growth       Adjustments
                                                                                                          -----------------------------------------------------           -------------
Assets
    Investments in securities at value (A), Including Securities Loaned at Value (B)                     $  33,317,790      $       660,181,484   $                      $ 693,499,274
    Cash                                                                                                             -                        -                                     -
    Receivable for:
        Securities sold                                                                                        307,592                3,073,990                             3,381,582
        Dividends and interest                                                                                   4,974                  245,859                               250,833
        Future Variation Margin                                                                                      -                        -                                     -
        Fund shares sold                                                                                        41,806                  488,753                               530,559
    Unrealized appreciation on foreign curreny exchange contracts                                                    -                        -                                     -
    Prepaid Expenses                                                                                            21,926                   18,199                                40,125
                                                                                                           -----------       ------------------    ------------           -----------
        Total Assets                                                                                        33,694,088              664,008,285               -            697,702,373
                                                                                                           ------------       ------------------    ------------           -----------

Liabilities
    Cash overdraft                                                                                                   -                        1                                     1
    Payable to Investment Manager                                                                                6,409                  311,620                               318,029
    Payable upon return of securities lent                                                                   7,032,676               99,150,603                            106,183,279
    Payable for:
        Securities purchased                                                                                   212,293                        -                               212,293
        Fund shares redeemed                                                                                    62,156                  858,873                               921,029
        Futures Variation Margin                                                                                     -                        -                                     -
        Distribution Fees                                                                                       18,280                  404,419                               422,699
    Accrued expenses and other liabilities                                                                      56,935                  528,691                               585,626
                                                                                                            -----------       ------------------    ------------           -----------
        Total Liabilities                                                                                    7,388,749              101,254,207               -            108,642,956
                                                                                                           ------------       ------------------    ------------           -----------
Net Assets                                                                                               $  26,305,339      $       562,754,078               -          $ 589,059,417
                                                                                                           ============       ==================    ============           ===========

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                                                      $       5,114      $            54,248   $                      $     59,362
Additional paid-in capital                                                                                  44,278,106              790,775,027                            835,053,133
Undistributed net investment income (loss)                                                                    (203,392)              (4,131,511)                           (4,334,903)
Accumulated net realized gain on investments                                                               (20,109,469)            (281,138,468)                           (301,247,937)
Accumulated net unrealized appreciation on investments                                                       2,334,980               57,194,782                            59,529,762
                                                                                                           ------------       ------------------    ------------           -----------
Net Assets                                                                                               $  26,305,339      $       562,754,078               -          $ 589,059,417
                                                                                                           ============       ==================    ============           ===========
(A) Investments at cost                                                                                  $  30,982,810      $       602,993,480               -          $ 633,976,290
                                                                                                           ============       ==================    ============           ===========
(B) Securities Loaned at Value                                                                           $   6,722,585      $        95,888,463               -            102,611,048
                                                                                                           ============       ==================    ============           ===========

                                                                                                                                                                           Pro Forma
                                                                                                                                                                           Combined
                                                                                                                                                                           ASAF Marsico
                                                                                                            ASAF Alger All-    ASAF Marsico                               Capital Growth
                                                                                                            Cap Growth        Capital Growth       Adjustments
                                                                                                            -----------------------------------------------------           -------------
                                                      NET ASSET VALUE:
                                                          Class A:  Net Assets                               6,506,185              117,331,085                            123,837,270
                                                               Shares Outstanding                            1,254,652               11,101,864        (639,119)         * 11,717,397
                                                               Net Asset Value
                                                               Per Share                                          5.19                    10.57                                 10.57

                                                          Class B:  Net Assets                              10,169,807              261,265,154                            271,434,961
                                                               Shares Outstanding                            1,982,817               25,294,612        (998,325)         * 26,279,104
                                                               Net Asset Value
                                                               Per Share                                          5.13                    10.33                                 10.33

                                                          Class C:  Net Assets                               7,813,465              141,969,268                            149,782,733
                                                               Shares Outstanding                            1,521,901               13,760,037        (764,782)         * 14,517,156
                                                               Net Asset Value
                                                               Per Share                                          5.13                    10.32                                 10.32

                                                          Class X:  Net Assets                               1,815,882               42,188,571                            44,004,453
                                                               Shares Outstanding                              354,316                4,091,809        (178,188)         *  4,267,937
                                                               Net Asset Value
                                                               Per Share                                          5.13                    10.31                                 10.31

*Reflects the change in shares of Alger All-Cap Growth upon conversion to
 Marsico Capital Growth.

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended April 30, 2003

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Pro Forma
                                                                                                                        Combined
                                                                                                                        ASAF Marsico
                                                                ASAF Alger All-    ASAF Marsico                         Capital Growth
                                                                Cap Growth        Capital Growth     Adjustments
                                                               -----------------------------------------------         -----------
Investment Income
            Interest                                         $         29,232   $         160,575                    $    189,807
            Dividends                                                 113,439           4,776,032                       4,889,471
            Security Lending                                           12,152             111,176                         123,328
            Foreign taxes withheld                                       (200)            (96,681)                        (96,881)
                                                               ---------------    ----------------                     -----------
                                                                                                    ----------
                    Total Investment Income                           154,623           4,951,102           -           5,105,725
                                                               ---------------    ----------------  ----------         -----------

Expenses
            Advisory fees                                             262,454           6,033,755      13,484 (a)       6,309,693
            Shareholder servicing fees                                222,477           2,334,797     (11,367)(b)       2,545,907
            Administration and accounting fees                         45,567             186,936     (49,981)(c)         182,522
            Custodian fees                                             16,727              25,554     (17,003)(d)          25,278
            Distribution Fees - Class A                                33,044             620,724                         653,768
            Distribution Fees - Class B                               103,596           2,870,134                       2,973,730
            Distribution Fees - Class C                                87,994           1,461,301                       1,549,295
            Distribution Fees - Class X                                18,252             460,877                         479,129
            Legal Fees                                                  1,065              23,132                          24,197
            Audit Fees                                                  2,665              59,384        (400)(e)          61,649
            Directors Fees                                              1,733              39,432                          41,165
            Registration Fees                                          47,285              22,179     (20,405)(f)          49,059
            Printing and Postage Expenses                              22,532             501,527      (1,127)(g)         522,932
            Pricing Fees                                                7,067               3,448      (7,067)(h)           3,448
            Miscellaneous expenses                                      2,719              27,659                          30,378
                                                               ---------------    ----------------  ----------         -----------
                    Total Expenses                                    875,177          14,670,839     (93,866)         15,452,150
                    Less: Expense Reimbursements                     (259,788)         (1,413,912)     80,070 (I)      (1,593,630)
                                                                --------------    ----------------  ----------         -----------
                    Net Expenses                                      615,389          13,256,927     (13,796)         13,858,520
                                                               ---------------    ----------------  ----------         -----------

Net Investment Income (Loss)                                         (460,766)         (8,305,825)     13,796          (8,752,795)
                                                               ---------------    ----------------  ----------         -----------

Realized and Unrealized Gain (Loss) on
          Investments
            Net realized gain (loss) on:
              Securities                                           (8,703,997)        (60,663,974)                     (69,367,971)
              Futures Contracts                                             -                   -                               -
              Written Options Contracts                                     -                   -                               -
              Swap Agreements                                               -                   -                               -
               Foreign currency transactions                                -                  46                              46
                                                                                  ----------------                     -----------
                                                                --------------                      ----------
            Net Realized Gain (Loss)                               (8,703,997)        (60,663,928)                     (69,367,925)
                                                               ---------------    ----------------  ----------         -----------
            Net change in unrealized appreciation (depreciation) on:
               Securities                                           1,981,464         (55,151,553)                     (53,170,089)
               Futures Contracts                                            -                   -                               -
               Written Options Contracts                                    -                   -                               -
               Swap Agreements                                              -                   -                               -
               Translation of assets and liabilities denominated            -                   -                               -
                 in foreign currencies                                      -               6,606                           6,606
                                                                                  ----------------                     -----------
                                                                --------------                      ----------
            Net change in unrealized appreciation (depreciation)    1,981,464         (55,144,947)                     (53,163,483)
                                                               ---------------    ----------------  ----------         -----------
                                                                                                    ----------
            Net gain (loss) on investments                         (6,722,533)       (115,808,875)                     (122,531,408)
                                                               ---------------    ----------------  ----------         -----------

            Net Increase (Decrease) in Net Assets Resulting
              from Operations                                $     (7,183,299)  $    (124,114,700)     13,796        $ (131,284,203)
                                                               ===============    ================  ==========         ===========

----------------------------------------------------------------------------------------------------------------------------------

(a) Reflects an increase in advisory fees from the higher advisory fee rate of the acquiring Fund.
(b) Reflects savings in shareholder servicing fees from the consolidation of Fund shareholder accounts.
(c) Reflects savings in administration and accounting fees from the consolidation of Fund assets.
(d) Reflects savings in transaction-based custody fees from the consolidation of Fund assets.
(e) Reflects savings in audit fees from the elimination of the audit of one Fund.
(f) Reflects savings in state registration fees from the consolidation of Fund assets.
(g) Reflects savings in printing expense from the elimination of one Fund.
(h) Reflects savings in securities valuation fees from the consolidation of Fund assets.
(I) Reflects a reduction of total Fund operating expenses in excess of the consolidated Fund's expense limitation.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS
April 30, 2003
(Unaudited)

1.  ORGANIZATION

American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended.  The Company was organized on March
5, 1997 as a Maryland Corporation.  The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios.  The following Notes and the accompanying financial statements pertain to the combination of ASAF Alger All-Cap Growth Fund and the ASAF Marsico Capital Growth Fund (the "Funds").  These Notes should be read in conjunction with the financial statements of ASAF Marsico Capital Growth Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Funds.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Fund.  ASAF Marsico Capital Growth Fund will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Funds.

The following accounting policies are in conformity with generally accepted accounting principles in the
United States of America.  Such policies are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Fund securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities that mature in less than 60 days are valued at amortized cost (or market value 60 days prior to maturity).  The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  Amortized cost reflects market value.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  At April 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange.  Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received.  Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date.  The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date.  Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract.  Futures contracts are valued based on their quoted daily settlement prices.  Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy
(in the case of a call option) or sell (in the case of a put option) the underlying security of the contract.  The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value.  The premium received from writing options which expire is recorded as realized gains.  The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.  Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Fund may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies.  The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.  These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Deferred Organization Expenses

The Company bears all costs in connection with its organization.  All such costs are amortized on a straight-
line basis over a five-year period beginning on the date of the commencement of operations.  Unamortized organization costs of the surviving entity, if any, are carried over to the merged company.  Such costs of the acquired company, if any, are not carried over and are immediately expensed.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Multiple Classes of Shares

Each Fund is divided into Class A, B, C, and X shares.  Each class of shares is separately charged its respective distribution and service fees.  Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund.  Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Company are allocated to the Funds in proportion to their net assets.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date.  Dividends from net investment income and net realized gains from investments transactions, if any, are declared and paid at least annually by the
Funds.

                                          AMERICAN SKANDIA ADVISOR FUNDS
                                         FILE NOS. 333-108381 & 811-08085

                                                     FORM N-14

                                                      PART C

                                                 OTHER INFORMATION

ITEM 15. Indemnification

         Section 2-418 of the General  Corporation  Law of the State of Maryland  provides for  indemnification  of officers,  directors,  employees  and agents of a Maryland  corporation.  With  respect to  indemnification  of the officers and directors of the  Registrant,  and of other employees and agents to such extent as shall be authorized by the Board of Directors or the By-laws of the  Registrant  and be permitted by law,  reference is made to Article
VIII,  Paragraph (a)(5) of the Registrant's  Articles of Incorporation  and Article V of the Registrant's  By-laws, both filed herewith.

         With respect to liability of the  Investment  Manager to  Registrant  or to  shareholders  of ASAF Marsico
Capital Growth Fund under the  Investment  Management  Agreements,  reference is made to Section 13 of each form of
Investment Management Agreement filed herewith.

         With respect to the  Sub-Advisors'  indemnification  under the  Sub-Advisory  Agreements of the Investment
Manager,  any affiliated  person within the meaning of Section  2(a)(3) of the  Investment  Company Act of 1940, as
amended (the  "ICA"),  of the  Investment  Manager and each person,  if any,  who controls the  Investment  Manager within the meaning of Section 15 of the 1933 Act, as amended (the "1933  Act"),  reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith.

         With  respect  to  Registrant's   indemnification  of  American  Skandia   Marketing,   Incorporated  (the
"Distributor"),  its officers and  directors  and any person who  controls  the  Distributor  within the meaning of
Section 15 of the 1933 Act, and the  Distributor's  indemnification  of Registrant,  its officers and directors and any person who controls  Registrant,  if any,  within the meaning of the 1933 Act,  reference is made to Section 10 of the form of Underwriting and Distribution Agreement filed herewith.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the
Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following  exhibits are  incorporated by reference to the previously  filed document  indicated  below,  except
Exhibits 12(A) and 14(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Articles of  Incorporation  of  Registrant  as filed on March 10,  1997 and  Articles of
                           Amendment of Registrant  dated November 11, 2002  previously  filed with  Post-Effective
                           Amendment No. 23 to Registration Statement filed on Form N-1A on December 26, 2002.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws  of  Registrant  previously  filed  with  Post-Effective  Amendment  No.  25  to
                           Registration Statement filed on Form N-1A on May 9, 2003.

         (3)      Copies of any voting  trust  agreement  affecting  more than five  percent of any class of equity securities of the Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition,  reorganization,  merger,  liquidation and any amendments to it;

                  (A)        The Plan of  Reorganization  is included in this  registration  statement as Exhibit A to the Prospectus/Proxy Statement.

         (5)      Copies of all  instruments  defining  the rights of holders of the  securities  being  registered including,  where  applicable,  the relevant  portion of the articles of incorporation or by-laws of the Registrant;

                  (A)        Articles of  Incorporation  and By-laws of the  Registrant  filed with  Post-Effective
                  Amendment No. 23 to Registration Statement filed on Form N-1A on December 26, 2002.

         (6)      Copies of all  investment  advisory  contracts  relating to the  management  of the assets of the
                  Registrant;

     (A) Investment Management Agreement between American Skandia Advisor Funds, Inc., and each of Prudential
     Investments LLC, and American Skandia Investment Services, Inc. for the ASAF Marsico Capital Growth Fund was
     previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9,
     2003.

                  (B)      Investment  Management  Agreement between American Skandia Advisor Funds, Inc., and each of Prudential  Investments LLC, and American Skandia Investment  Services,  Inc. for the
                           ASAF Alger All-Cap Growth Fund was previously  filed with  Post-Effective  Amendment No.
                           25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (C)      Investment  Management  Agreement between American Skandia Advisor Funds, Inc., and each of Prudential  Investments LLC, and American Skandia Investment  Services,  Inc. for the
                           ASAF Alliance Growth Fund was previously filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (D)      Sub-Advisory  Agreement between American Skandia Investment  Services,  Incorporated and
                           Prudential  Investments  LLC and Marsico Capital  Management,  L.P. for the ASAF Marsico
                           Capital  Growth  Fund was  previously  filed  with  Post-Effective  Amendment  No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

                  (E)      Sub-Advisory  Agreement between American Skandia Investment  Services,  Incorporated and
                           Prudential  Investments LLC and Fred Alger  Management,  Inc. for the ASAF Alger All-Cap
                           Growth Fund was previously  filed with  Post-Effective  Amendment No. 25 to Registration
                           Statement filed on Form N-1A on May 9, 2003.

                  (F)      Sub-Advisory  Agreement between American Skandia Investment  Services,  Incorporated and
                           Prudential  Investments LLC and Alliance Capital Management,  L.P. for the ASAF Alliance
                           Growth Fund was previously  filed with  Post-Effective  Amendment No. 25 to Registration
                           Statement filed on Form N-1A on May 9, 2003.

         (7)      Copies of each  underwriting  or  distribution  contract  between the  Registrant and a principal underwriter,  and  specimens  or copies of all  agreements  between  principal  underwriters  and dealers;

                  (A)      Form of Sales Agreement with American  Skandia  Marketing,  Incorporated  was previously filed with Post-Effective  Amendment No. 3 to Registration  Statement filed on Form N-1A on July 9, 1997.

         (8)      Copies of all bonus,  profit sharing,  pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the  Registrant  in their  capacity as such.
                  Furnish  a  reasonably  detailed  description  of any  plan  that is not set  forth  in a  formal document;

                  Not Applicable

         (9)      Copies of all custodian  agreements and depository  contracts under Section 17(f) of the 1940 Act
                  for  securities  and  similar   investments  of  the   Registrant,   including  the  schedule  of
                  remuneration;

(A)      Form of Custody  Agreement  between  Registrant  and PNC Bank was  previously  filed  with  Post-Effective
                           Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of  Amendment  to  Custody  Agreement  between  Registrant  and PNC Bank was  previously  filed  with
                           Post-Effective  Amendment No. 3 to Registration  Statement filed on Form N-1A on June 5,
                           1998.

(C)      Form of Custody  Agreement  between  Registrant and Morgan Stanley Trust Company was previously filed with
                           Post-Effective  Amendment No. 2 to Registration  Statement filed on Form N-1A on June 4,
                           1997.

(D)      Form of Foreign Custody Manager  Delegation  Amendment between Registrant and The Chase Manhattan Bank was previously filed with  Post-Effective  Amendment No. 15 to Registration  Statement filed on Form N-1A on July 16, 2001.

(E)      Form  of  Amendment  to  Custody  Agreement   between   Registrant  and  PFPC  Trust  Company  filed  with
                           Post-Effective  Amendment No. 10  Registration  Statement filed on Form N-1A on March 2,
                           2000.

(F)      Form of Transfer Agency and Service Agreement between  Registrant and American Skandia Fund Services,  Inc was previously  filed with  Post-Effective  Amendment No. 17 to  Registration  Statement
                           filed on Form N-1A on October 11, 2001.

(G)      Form of  Sub-transfer  Agency and Service  Agreement  between  American  Skandia Fund  Services,  Inc. and
                           Boston Financial Data Services,  Inc was previously filed with Post-Effective  Amendment
                           No. 20 to Registration Statement filed on Form N-1A on March 1, 2002.

         (10)     Copies of any plan entered into by  Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements  with any  person  relating  to  implementation  of the plan,  and  copies of any plan entered  into by  Registrant  pursuant to Rule 18f-3 under the 1940 Act, any  agreement  with any person  relating to  implementation  of the plan,  any  amendment to the plan,  and a copy of the portion of the minutes of the meeting of the  Registrant's  trustees  describing any action taken to revoke the plan;

                  (A)        Form of  Distribution  and  Service  Plan for  Class A Shares  previously  filed  with
                             Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form N-1A on June
                             4, 1997.

                  (B)        Form of  Distribution  and  Service  Plan for  Class B Shares  previously  filed  with
                             Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form N-1A on June
                             4, 1997.

                  (C)        Form of  Distribution  and  Service  Plan for  Class C Shares  previously  filed  with
                             Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form N-1A on June
                             4, 1997.

                  (D)        Form of  Distribution  and  Service  Plan for  Class X Shares  previously  filed  with
                             Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form N-1A on June
                             4, 1997.

                  (E)        Form of Distribution and Service Plan for New Class X Shares previously filed with
                             Post-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June
                             4, 1997.

         (11)     An opinion  and  consent  of  counsel as to the  legality  of the  securities  being  registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously  filed with  Post-Effective  Amendment No.
                           24 to Registration Statement filed on Form N-1A on February 28, 2003.

         (12)     An  opinion,  and  consent to their  use,  of counsel  or, in lieu of an  opinion,  a copy of the revenue ruling from the Internal  Revenue  Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus;
                  (A)      Form of Opinion  and Consent of Counsel  Supporting  Tax  Matters  and  Consequences  to
                           Shareholders is filed herewith as Exhibit 12(A).

         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(A)      Form  of  Administration   Agreement   between   Registrant  and  PFPC  Inc.  was  previously  filed  with
                           Post-Effective  Amendment No. 2 to Registration  Statement filed on Form N-1A on June 4,
                           1997.

(B)      Form  of  Administration   Agreement  between  Registrant  and  American  Skandia   Investment   Services,
                           Incorporated  previously  filed with  Post-Effective  Amendment  No. 12 to  Registration
                           Statement filed on Form N-1A on August 22, 2000.

         (14)     Copies of any other  opinions,  appraisals,  or rulings,  and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is filed herewith.

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed  copies of any power of  attorney  pursuant  to which the name of any person has been signed to the registration statement; and

                  (A)       Powers  of  Attorney  previously  filed  with   Post-Effective   Amendment  No.  25  to
                            Registration Statement filed on Form N-1A on May 9, 2003.

         (17)     Any additional exhibits which the registrant may wish to file.

Not Applicable

Item 17.  Undertakings

                  None

                                          AMERICAN SKANDIA ADVISOR FUNDS
                                        REGISTRATION STATEMENT ON FORM N-14

                                                              SIGNATURES
                                                              ----------

         Pursuant to the  requirements of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant,  American
Skandia  Advisor  Funds,  Inc.,  has duly  caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  duly authorized, in the City of Shelton, and State of Connecticut, on the 29th day of October 2003.

                                                     AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     By: /s/Edward P. Macdonald
                                                         ----------------------
                                                          Edward P. Macdonald
                                                          Assistant Secretary

         Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement  has been  signed  below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Judy A. Rice*                                    President & Director                     10/29/03
-----------------                                                                                ------
Judy A. Rice

/s/ David E.A. Carson*                               Director                                    10/29/03
----------------------                                                                           ------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Assistant Treasurer                         10/29/03
------------------------                                                                         ------
Richard G. Davy, Jr.

/s/ Robert E. LaBlanc*                               Director                                    10/29/03
----------------------                                                                           ------
Robert E. LaBlanc

/s/ Douglas H. McCorkindale*                         Director                                    10/29/03
----------------------------                                                                     ------
Douglas H. McCorkindale

/s/ Stephen P. Munn*                                 Director                                    10/29/03
--------------------                                                                             ------
Stephen P. Munn

/s/Richard A. Redeker*                               Director                                    10/29/03
----------------------                                                                           ------
Richard A. Redeker

/s/Robin B. Smith*                                   Director                                    10/29/03
------------------                                                                               ------
Robin B. Smith

/s/Stephen Stoneburn*                                Director                                    10/29/03
---------------------                                                                            ------
Stephen Stoneburn

/s/ Clay t. Whitehead*                               Director                                    10/29/03
----------------------                                                                           ------
Clay T. Whitehead

/s/Robert F. Gunia*                                  Director                                    10/29/03
-------------------                                                                              ------
Robert F. Gunia

                                            *By: /s/ Edward P. Macdonald
                                                 -----------------------
                                                  Edward P. Macdonald
                                                  Assistant Secretary

                                           *Pursuant to Powers of Attorney previously filed.

                                                  EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION

                  (12)(A)           Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences
                                    to Shareholders

                  (14)(A)           Consent of Auditors